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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Item 1.  Schedule of Investments.

                                 AIM CHINA FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2006

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               CHI-QTR-1 7/06             A I M Advisors, Inc.

AIM CHINA FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-97.43%
CHINA-50.56%
Baoji Titanium Industry Co., Ltd.
   (Diversified Metals & Mining) (a)                        55,715   $   273,226
China Construction Bank -Class H
   (Diversified Banks) (Acquired 04/03/06-06/06/06;
   Cost $644,858)(b)(c)                                  1,400,000       613,007
China Life Insurance Co., Ltd.
   -Class H (Life & Health Insurance) (b)                  190,000       320,807
China Metal International
   Holdings Inc. (Industrial Machinery) (b)                600,000       217,868
China Petroleum and Chemical Corp. (Sinopec)
   -Class H (Integrated Oil & Gas) (b)                     300,000       171,562
CITIC Securities Co., Ltd
   -Wts., expiring 04/21/10
   (Investment Banking & Brokerage) (a)(d)                 166,000       278,880
Dongfang Electrical Machinery Co. Ltd.
   -Class H (Heavy Electrical Equipment) (b)               140,000       269,809
Enric Energy Equipment Holdings Ltd.
   (Industrial Machinery) (b)(d)                           720,000       435,214
Harbin Power Equipment Co. Ltd.
   -Class H (Heavy Electrical Equipment)                   580,000       646,427
Hongguo International Holdings Ltd. (Footwear) (b)(d)      500,000       219,941
Nine Dragons Paper Holdings Ltd. (Paper Products)
   (Acquired 04/03/06; Cost $314,607)(b)(c)(d)             440,000       345,738
Norstar Founders Group Ltd.
   (Auto Parts & Equipment)                                680,000       251,168
PetroChina Co. Ltd. -Class H
   (Integrated Oil & Gas) (b)                            1,100,000     1,257,077
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (Life & Health Insurance) (b)                   50,000       167,494
Shanghai Prime Machinery Co.
   -Class H (Industrial Machinery) (d)                     600,000       213,897
Shanxi Taigang Stainless Steel Co., Ltd.
   -Class A (Steel) (a)                                    500,000       302,500
Shimao Property Holdings Ltd.
   (Real Estate Management & Development) (d)               41,000        33,982
Xinyi Glass Holding Co. Ltd.
   (Auto Parts & Equipment) (b)                            400,000       137,928
Yantai Changyu Pioneer Wine Co. Ltd.
   -Class B (Distillers & Vintners) (b)                    130,000       344,391
Yanzhou Coal Mining Co. Ltd.
   -Class H (Coal & Consumable Fuels) (b)                  760,000       538,310

                                                           SHARES       VALUE
                                                         ---------   -----------
CHINA-(CONTINUED)
Zijin Mining Group Co., Ltd. -Class H (Gold) (b)           500,000   $   268,905
                                                                     -----------
                                                                       7,308,131
                                                                     -----------
HONG KONG-46.87%
China Everbright Ltd. (Other Diversified Financial
   Services) (b)(d)                                        250,000       152,432
China Mobile Ltd. (Wireless
   Telecommunication Services) (b)                         190,000     1,227,519
China National Aviation Co. Ltd. (Airlines) (b)          1,000,000       348,867
China Resources Land Ltd. (Real Estate Management &
   Development) (b)                                        580,000       309,396
China Shenhua Energy Co. Ltd.
   -Class H (Coal & Consumable Fuels) (b)                  260,000       468,404
CNOOC Ltd. (Oil & Gas Exploration & Production) (b)        650,000       556,818
CNPC Hong Kong Ltd. (Oil & Gas Exploration &
   Production) (b)                                         500,000       288,685
Dongfeng Motor Corp. -Class H
   (Automobile Manufacturers) (d)                          600,000       268,722
EganaGoldFeil (Holdings) Ltd.
  (Apparel, Accessories & Luxury Goods)                    600,000       229,341
GZI Real Estate Investment Trust
   (Diversified REIT's) (d)                                750,000       284,745
Hengan International Group Co. Ltd.
   (Personal Products) (b)                                  24,000        37,270
Hong Kong Aircraft Engineering Co. Ltd.
   (Airport Services) (b)                                   50,000       585,415
Hong Kong and China Gas Co. Ltd. (Gas Utilities) (b)       270,000       611,093
Integrated Distribution Services Group Ltd.
   (Distributors) (b)                                      180,000       317,511
IPE Group Ltd. (Industrial Machinery)                    1,000,000       185,326
Jiangxi Copper Co. Ltd. -Class H
   (Diversified Metals & Mining) (b)(d)                    350,000       338,106
Lifestyle International Holdings Ltd.
   (Department Stores) (b)                                 120,000       224,076
Sinopec Shanghai Petrochemical Co. Ltd. -Class H
   (Commodity Chemicals) (b)                               700,000       340,035
                                                                     -----------
                                                                       6,773,761
                                                                     -----------
   Total Foreign Common Stocks & Other Equity Interests
      (Cost $14,356,377)                                              14,081,892
                                                                     -----------

AIM CHINA FUND

                                                           SHARES       VALUE
                                                         ---------   -----------
MONEY MARKET FUNDS-4.71%
Liquid Assets Portfolio-Institutional Class (e)            340,063   $   340,063
Premier Portfolio-Institutional Class (e)                  340,063       340,063
                                                                     -----------
   Total Money Market Funds
      (Cost $680,126)                                                    680,126
                                                                     -----------
TOTAL INVESTMENTS-102.14%
   (Cost $15,036,503)                                                 14,762,018
OTHER ASSETS LESS LIABILITIES-(2.14)%                                   (309,122)
                                                                     -----------
NET ASSETS-100.00%                                                   $14,452,896
                                                                     ===========

Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2006 was $854,606, which represented 5.91% of the Fund's Net Assets. See Note 1A.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $11,113,678, which represented 76.90% of the Fund's Net Assets. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $958,745, which represented 6.63% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM CHINA FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM CHINA FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between

AIM CHINA FUND
     currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period March 31, 2006 (date operations commenced) to July 31, 2006.

                                                                   CHANGE IN
                                                                  UNREALIZED                           REALIZED
                             VALUE     PURCHASES    PROCEEDS     APPRECIATION      VALUE    DIVIDEND     GAIN
FUND                        03/31/06    AT COST    FROM SALES   (DEPRECIATION)   07/31/06    INCOME     (LOSS)
----                        --------   ---------   ----------   --------------   --------   --------   --------
Liquid Assets Portfolio -
   Institutional Class         $--      $399,160   $ (59,097)         $--        $340,063    $  574       $--
Premier Portfolio-
   Institutional Class          --       399,160     (59,097)          --         340,063       576        --
                               ---      --------   ---------          ---        --------    ------       ---
TOTAL                          $--      $798,320   $(118,194)         $--        $680,126    $1,150       $--
                               ===      ========   =========          ===        ========    ======       ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to July 31, 2006 was $19,247,473 and $4,477,687, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $ 559,284
Aggregate unrealized (depreciation) of investment securities           (833,769)
                                                                      ---------
Net unrealized appreciation (depreciation) of investment securities   $(274,485)
                                                                      =========

Investments have the same cost for tax and financial statement purposes.

                           AIM DEVELOPING MARKETS FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               DVM-QTR-1 7/06             A I M Advisors, Inc.

AIM DEVELOPING MARKETS FUND


SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)


                                              SHARES          VALUE
----------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS--88.10%

ARGENTINA--1.63%

Banco Macro S.A. -ADR (Diversified
   Banks)                                    229,800  $       4,641,960
-----------------------------------------------------------------------
Tenaris S.A. -ADR
   (Oil & Gas Equipment & Services)          106,590          4,148,483
=======================================================================
                                                              8,790,443
=======================================================================

BRAZIL--13.63%

All America Latina Logistica
   (Railroads)(a)                             82,200          5,585,821
-----------------------------------------------------------------------
American Banknote S.A. (Commercial
   Printing)                                 228,100          1,468,230
-----------------------------------------------------------------------
American Banknote S.A. (Commercial
   Printing)  (Acquired 4/26/06; Cost
   $1,790,357)(b)                            224,100          1,442,483
-----------------------------------------------------------------------
Banco Nossa Caixa S.A. (Regional
   Banks)                                    131,900          2,731,998
-----------------------------------------------------------------------
Banco Nossa Caixa S.A. (Regional
   Banks)  (Acquired 10/27/05; Cost
   $472,348)(b)                               34,700            718,729
-----------------------------------------------------------------------
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar -ADR
   (Hypermarkets & Super Centers)            119,400          3,576,030
-----------------------------------------------------------------------
Companhia de Bebidas das
   Americas -ADR
   (Brewers)(c)                               90,600          3,646,650
-----------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR
   (Steel)(c)                                242,660          5,629,712
-----------------------------------------------------------------------
Cosan S.A. Industria e Comercio
   (Packaged Foods & Meats)(d)                26,000          1,682,529
-----------------------------------------------------------------------
Cyrela Brazil Realty S.A.
   (Homebuilding)                             73,350            994,862
-----------------------------------------------------------------------
Equatorial Energia S.A. (Oil & Gas
   Exploration & Production)(d)(e)           212,100          1,409,124
-----------------------------------------------------------------------
Equatorial Energia S.A. (Oil & Gas
   Exploration & Production)
   (Acquired 03/31/06; Cost
   $2,374,486)(b)(d)(e)                      358,400          2,381,094
-----------------------------------------------------------------------
Gafisa S.A.
   (Homebuilding)(d)                         735,600          7,457,462
-----------------------------------------------------------------------
Guararapes Confeccoes S.A. (Apparel,
   Accessories & Luxury Goods)                83,000          2,801,011
-----------------------------------------------------------------------
Localiza Rent a Car S.A. (Trucking)          171,500          3,575,874
-----------------------------------------------------------------------
Perdigao S.A. (Packaged Foods & Meats)       433,000          5,375,172
-----------------------------------------------------------------------
Petroleo Brasileiro S.A. -ADR
   (Integrated Oil & Gas)                    145,000         12,011,800
-----------------------------------------------------------------------
Rossi Residencial S.A. (Homebuilding)        135,400          1,057,676
-----------------------------------------------------------------------
Rossi Residencial S.A.
   (Homebuilding) (Acquired
   02/14/06; Cost $1,383,422)(b)             119,500            933,474
-----------------------------------------------------------------------
Tim Participacoes S.A. -ADR
   (Wireless Telecommunication
   Services)(c)                              204,200          5,064,160
-----------------------------------------------------------------------
Totvs S.A.
   (Systems Software) (d)                     75,000          1,096,207
-----------------------------------------------------------------------
Totvs S.A.
   (Systems Software)  (Acquired
   03/08/06; Cost $2,966,396)(b)(d)          200,000          2,923,218
=======================================================================
                                                             73,563,316
=======================================================================

CANADA--0.96%

Calvalley Petroleum Inc. -Class A
   (Oil & Gas Exploration &
   Production)(d)                            180,700          1,068,296
-----------------------------------------------------------------------
Sherritt International Corp.
   (Diversified Metals & Mining)             421,200          4,131,601
=======================================================================
                                                              5,199,897
=======================================================================

CHINA--5.80%

China Petroleum and Chemical Corp.
   (Sinopec)-Class
   H (Integrated Oil & Gas)(f)             8,624,000          4,931,829
-----------------------------------------------------------------------
FU JI Food & Catering Services
   (Restaurants)                           2,000,000          3,572,670
-----------------------------------------------------------------------
Longcheer Holdings Ltd. (Integrated
   Telecommunication Services)(f)          7,094,000          3,421,940
-----------------------------------------------------------------------
NetEase.com Inc. -ADR (Internet
   Software & Services)(c)(d)                141,600          2,449,680
-----------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto
   Parts & Equipment)                      3,040,000          1,122,868
-----------------------------------------------------------------------
Ping An Insurance (Group) Co. of
   China Ltd. -Class H (Life & Health
   Insurance)(f)                           1,954,000          6,545,674
-----------------------------------------------------------------------
SIM Technology Group Ltd.
   (Communications Equipment)(f)           5,292,000          2,382,308
-----------------------------------------------------------------------
Xiamen International Port Co. Ltd.
   -Class H (Marine Ports & Services)
   (d)(f)                                  9,782,000          1,977,672
-----------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd.
   (Packaged Foods & Meats)(f)             4,326,000          2,631,151
-----------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.
   -Class H (Packaged Foods & Meats)
   (f)                                    30,165,000          2,253,235
=======================================================================
                                                             31,289,027
=======================================================================

CZECH REPUBLIC--0.55%

CEZ A.S. (Electric Utilities)(f)              80,600          2,943,764
=======================================================================

EGYPT--0.89%

Orascom Construction Industries
   (Construction & Engineering)(f)           126,897          4,818,167
=======================================================================

HONG KONG--2.60%

AAC Acoustic Technology Holdings Inc.
   (Communications Equipment)(d)(f)        2,582,000          2,491,137
-----------------------------------------------------------------------
China Yurun Food Group Ltd. (Packaged
   Foods & Meats)(f)                       2,750,000          2,177,886
-----------------------------------------------------------------------

AIM DEVELOPING MARKETS FUND



                                              SHARES          VALUE
-----------------------------------------------------------------------

HONG KONG--(CONTINUED)

China Yurun Food Group Ltd. (Packaged
   Foods & Meats)  (Acquired
   09/23/05; Cost $1,505,349)(b)(f)        3,125,819  $       2,475,519
-----------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
   Production)(f)                          3,606,000          3,089,056
-----------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways &
   Railtracks)(f)                          1,336,000          3,807,590
=======================================================================
                                                             14,041,188
=======================================================================

HUNGARY--2.98%

Egis Nyrt. (Pharmaceuticals)                  39,600          5,636,035
-----------------------------------------------------------------------
MOL Hungarian Oil and Gas Nyrt.
   (Integrated Oil & Gas)                     40,406          4,484,920
-----------------------------------------------------------------------
OTP Bank Nyrt. (Diversified Banks)           200,600          5,979,305
-----------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings)
   (Acquired 11/22/90; Cost
   $2,989,406)(b)(d)(g)(h)                     1,400                 --
=======================================================================
                                                             16,100,260
=======================================================================

INDIA--1.45%

HDFC Bank Ltd. -ADR (Diversified
   Banks)                                     64,061          3,468,903
-----------------------------------------------------------------------
Infosys Technologies Ltd. -ADR (IT
   Consulting & Other Services)(c)           106,000          4,355,540
=======================================================================
                                                              7,824,443
=======================================================================

INDONESIA--4.62%

PT Astra Agro Lestari Tbk
   (Agricultural Products)                 3,721,000          3,425,618
-----------------------------------------------------------------------
PT Astra International Tbk
   (Automobile Manufacturers)(f)           3,465,000          3,666,159
-----------------------------------------------------------------------
PT Bank Rakyat
   Indonesia
   (Diversified Banks)(f)                  9,461,000          4,457,307
-----------------------------------------------------------------------
PT Telekomunikasi
   Indonesia
   -Series B (Integrated
   Telecommunication Services)(f)          9,648,500          7,985,476
-----------------------------------------------------------------------
PT United Tractors Tbk (Construction
   & Farm Machinery & Heavy Trucks)
   (f)                                     8,745,000          5,396,925
=======================================================================
                                                             24,931,485
=======================================================================

ISRAEL--0.50%

Teva Pharmaceutical Industries Ltd.
   -ADR (Pharmaceuticals)(c)                  81,387          2,692,282
=======================================================================

LUXEMBOURG--0.92%

Millicom International Cellular S.A.
   (Wireless Telecommunication
   Services)(d)                              142,400          4,982,576
=======================================================================

MALAYSIA--1.73%

Public Bank Berhad (Diversified
   Banks)(f)                               2,568,000          4,668,727
-----------------------------------------------------------------------
SP Setia Berhad (Real Estate
   Management & Development)               4,630,500          4,684,306
=======================================================================
                                                              9,353,033
=======================================================================

MEXICO--9.08%

America Movil S.A. de C.V. -Series L
   -ADR (Wireless Telecommunication
   Services)                                 209,300          7,488,754
-----------------------------------------------------------------------
Corporacion GEO, S.A. de C.V. -Series
   B (Homebuilding)(d)                     1,149,100          4,544,404
-----------------------------------------------------------------------
Corporacion Moctezuma, S.A. de C.V.
   (Construction Materials)                  349,900            734,179
-----------------------------------------------------------------------
Corporacion Moctezuma, S.A. de C.V.
   (Construction Materials)
   (Acquired 03/01/06; Cost
   $2,899,780)(b)                          1,551,600          3,255,649
-----------------------------------------------------------------------
Gruma S.A. - Class
   B (Packaged Foods & Meats)(c)           1,578,600          4,752,434
-----------------------------------------------------------------------
Grupo FAMSA S.A. -Series A (General
   Merchandise Stores)  (Acquired
   05/19/06; Cost $2,327,038)(b)(d)        1,000,000          2,390,184
-----------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de
   C.V. -Series B (Other Diversified
   Financial Services)(d)                          1                 --
-----------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.
   -Class O (Diversified Banks)            1,907,900          5,239,045
-----------------------------------------------------------------------
Grupo Televisa S.A. -ADR
   (Broadcasting & Cable TV)                 190,212          3,522,726
-----------------------------------------------------------------------
TV Azteca, S.A. de C.V. -CPO
   (Broadcasting & Cable TV)(c)            5,653,100          3,764,779
-----------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de
   C.V. (Homebuilding)(c)(d)               2,271,500          5,885,198
-----------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.            2,410,300          7,460,793
   -Series V (Hypermarkets & Super
   Centers)(c)
=======================================================================
                                                             49,038,145
=======================================================================

PHILIPPINES--1.55%

Philippine Long Distance Telephone
   Co. (Integrated Telecommunication
   Services)(f)                              211,500          8,370,111
=======================================================================

RUSSIA--5.68%

LUKOIL -ADR (Integrated Oil & Gas)(i)        180,932         15,704,897
-----------------------------------------------------------------------
Mobile TeleSystems -ADR (Wireless
   Telecommunication Services)               149,700          4,781,418
-----------------------------------------------------------------------
NovaTek OAO -GDR (Oil & Gas
   Exploration & Production)
   (Acquired 07/21/05; Cost
   $1,256,250)(b)(h)                          75,000          3,510,000
-----------------------------------------------------------------------
OAO Gazprom -- REGS -ADR (Integrated
   Oil & Gas)  (Acquired
   05/25/06-06/06/06; Cost
   $3,106,879)(b)(c)(f)                       75,000          3,132,571
-----------------------------------------------------------------------
OAO Vimpel-Communications -ADR
   (Wireless Telecommunication
   Services)(c)(d)                            73,800          3,557,160
=======================================================================
                                                             30,686,046
=======================================================================

SOUTH AFRICA--8.89%

Anglo American PLC (Diversified
   Metals & Mining)(c)(f)                    199,500          8,373,642
-----------------------------------------------------------------------
Barloworld Ltd. (Industrial
   Conglomerates)(c)(f)                      145,300          2,420,908
-----------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)               351,600          2,249,818
-----------------------------------------------------------------------
Impala Platinum Holdings Ltd.
   (Precious Metals & Minerals)(c)(f)         18,301          3,391,288
=======================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DEVELOPING MARKETS FUND

                                              SHARES          VALUE
-----------------------------------------------------------------------
SOUTH AFRICA--(CONTINUED)

Massmart Holdings Ltd. (Hypermarkets
   & Super Centers)(f)                       493,500   $      3,377,404
-----------------------------------------------------------------------
Naspers Ltd. -Class N (Broadcasting &
   Cable TV)(f)                              411,900          7,243,556
-----------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified
   Banks)(c)(f)                              925,686         10,185,513
-----------------------------------------------------------------------
Sun International Ltd. (Casinos &
   Gaming)(c)(f)                             334,800          4,383,687
-----------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
   Telecommunication Services)               301,000          5,678,345
-----------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
   Telecommunication Services)
   (Acquired 06/18/04; Cost
   $396,871)(b)                               35,300            665,932
=======================================================================
                                                             47,970,093
=======================================================================

SOUTH KOREA--13.98%

Cheil Communications Inc.
   (Advertising)(f)                           12,800          2,568,754
-----------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(f)          49,670          5,012,519
-----------------------------------------------------------------------
Daegu Bank (Regional Banks)(f)               332,600          5,992,664
-----------------------------------------------------------------------
Daesang Corp. (Packaged Foods &
   Meats)(d)(f)                              384,200          5,529,295
-----------------------------------------------------------------------
Daewoo Shipbuilding & Marine
   Engineering Co., Ltd.
   (Construction & Farm Machinery &
   Heavy Trucks)(f)                           93,480          2,940,000
-----------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Home
   Entertainment Software)                   389,302          2,472,068
-----------------------------------------------------------------------
Hana Financial Group Inc.
   (Diversified Banks)                       229,369         10,248,045
-----------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
   (Department Stores)                       107,370          7,796,880
-----------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery &
   Heavy Trucks)(f)                           46,100          4,327,445
-----------------------------------------------------------------------
Hyundai Motor Co. (Automobile
   Manufacturers)(f)                          49,290          3,765,564
-----------------------------------------------------------------------
Kookmin Bank (Diversified Banks)(f)           50,100          4,335,921
-----------------------------------------------------------------------
NHN Corp. (Internet Software &
   Services)(d)                               31,800          3,533,703
-----------------------------------------------------------------------
Samsung Electronics Co., Ltd.
   (Electronic Equipment
   Manufacturers)(f)                           6,230          3,953,023
-----------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets &
   Super Centers)(f)                           4,380          2,160,282
-----------------------------------------------------------------------
STX Shipbuilding Co., Ltd.
   (Construction & Farm Machinery &
   Heavy Trucks)(f)                          277,014          3,501,081
-----------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity
   Chemicals)(f)                             230,741          3,261,152
-----------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares
   & Specialties)(f)                         181,600          4,059,395
=======================================================================
                                                             75,457,791
=======================================================================

TAIWAN--3.68%

Catcher Technology Co., Ltd.
   (Computer Storage & Peripherals)
   (f)                                       545,128          5,569,589
-----------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing
   Services)(f)                              581,095          3,424,202
-----------------------------------------------------------------------

                                              SHARES          VALUE
-----------------------------------------------------------------------
TAIWAN--(CONTINUED)

MediaTek Inc. (Semiconductors)(f)            649,000   $      5,890,989
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
   Co. Ltd. (Semiconductors)(f)            1,489,516          2,488,657
-----------------------------------------------------------------------
Wistron Corp. (Computer Hardware)          2,401,420          2,515,075
=======================================================================
                                                             19,888,512
=======================================================================

THAILAND--2.94%

Kasikornbank PCL (Diversified Banks)       3,951,000          6,680,687
-----------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
   Banks)(f)                               3,252,600          4,940,743
-----------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining &
   Marketing)(f)                           2,492,500          4,277,087
=======================================================================
                                                             15,898,517
=======================================================================

TURKEY--3.02%

Akbank T.A.S. (Diversified Banks)(f)       1,208,439          5,814,672
-----------------------------------------------------------------------
Haci Omer Sabanci Holding A.S.
   (Multi-Sector Holdings)(f)              1,399,150          4,449,310
-----------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri
   A.S. (Oil & Gas Refining &
   Marketing)                                130,814          2,465,636
-----------------------------------------------------------------------
Turk Traktor ve Ziraat Makineleri
   A.S. (Construction & Farm
   Machinery & Heavy Trucks)                 250,800          2,091,673
-----------------------------------------------------------------------
Yapi Kredi Sigorta A.S. (Multi-Line
   Insurance)(f)                             485,200          1,468,912
=======================================================================
                                                             16,290,203
=======================================================================

UNITED KINGDOM--1.02%

Hikma Pharmaceuticals PLC
   (Pharmaceuticals)                         445,300          2,803,160
-----------------------------------------------------------------------
Vedanta Resources PLC (Diversified
   Metals & Mining)                          109,000          2,687,606
=======================================================================
                                                              5,490,766
=======================================================================
     Total Foreign Common Stocks & Other
        Equity Interests
       (Cost $343,390,125)                                  475,620,065
=======================================================================

PREFERRED STOCKS--4.21%

BRAZIL--4.21%

Banco Itau Holding Financeira S.A.
   -Pfd. (Diversified Banks)                 104,300          3,191,340
-----------------------------------------------------------------------
Duratex S.A. --Pfd. (Building Products)      336,200          3,323,356
-----------------------------------------------------------------------
Duratex S.A. -Pfd (Building Products)
   (Acquired 04/12/06; Cost $1,526,459)(b)   150,000          1,482,759
-----------------------------------------------------------------------
Iochpe Maxion S.A. -Pfd.
   (Construction & Farm Machinery
   & Heavy Trucks)                           420,800          3,559,871
-----------------------------------------------------------------------
Iochpe Maxion S.A. -Pfd. (Construction &
   Farm Machinery & Heavy Trucks)
   (Acquired 02/01/06; Cost $1,711,304)(b)   195,900          1,657,269
-----------------------------------------------------------------------
Lojas Americanas S.A. -Pfd.
   (General Merchandise Stores)              108,400          3,881,966
-----------------------------------------------------------------------
Net Servicos de Comunicacao S.A.
   -Pfd. (Broadcasting & Cable TV)(d)      9,981,584          5,598,866
-----------------------------------------------------------------------
     Total Preferred Stocks
        (Cost $18,414,208)                                   22,695,427
-----------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DEVELOPING MARKETS FUND


                                             SHARES          VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS--3.80%

Liquid Assets Portfolio-Institutional
   Class(j)                               10,255,454   $     10,255,454
-----------------------------------------------------------------------
Premier Portfolio-Institutional
   Class(j)                               10,255,454         10,255,454
=======================================================================
     Total Money Market Funds
        (Cost $20,510,908)                                   20,510,908
=======================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)--96.11%
   (Cost $382,315,241)                                      518,826,400
_______________________________________________________________________
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES LOANED

MONEY MARKET FUNDS--7.08%

Liquid Assets Portfolio-Institutional
   Class(j)(k)                            19,120,948         19,120,948
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
   Class(j)(k)                            19,120,948         19,120,948
=======================================================================
     Total Money Market Funds (purchased with                38,241,896
        cash collateral from securities
        loaned) (Cost $38,241,896)
=======================================================================
TOTAL INVESTMENTS--103.19%
   (Cost $420,557,137)                                      557,068,296
=======================================================================
OTHER ASSETS LESS LIABILITIES--(3.19)%                      (17,218,112)
=======================================================================
NET ASSETS--100.00%                                    $    539,850,184
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  -  American Depositary Receipt
CPO  -  Certificates of Ordinary Participation
GDR  -  Global Depositary Receipt
Pfd. -  Preferred
REGS -  Regulation S

Notes to Schedule of Investments:

(a)  Each unit represents one common share and four preferred shares.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $26,968,881, which represented 5.00% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)  All or a portion of this security was out on loan at July 31, 2006.
(d)  Non-income producing security.
(e)  Each unit represents one ordinary share and two preferred shares.
(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $212,731,458, which represented 39.41% of the Fund's Net Assets. See Note 1A.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at July 31, 2006 represented 0.00% of the Fund's Net Assets.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2006 was $3,510,000, which represented 0.65% of the Fund's Net Assets. See Note 1A.
(i) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at July 31, 2006 represented 2.91% of the Fund's Net Assets. See Note 1A.
(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM DEVELOPING MARKETS FUND



NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM DEVELOPING MARKETS FUND

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of

AIM DEVELOPING MARKETS FUND

     Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                          CHANGE IN
                                                                          UNREALIZED                                  REALIZED
                     VALUE            PURCHASES           PROCEEDS        APPRECIATION      VALUE         DIVIDEND       GAIN
FUND                10/31/05           AT COST           FROM SALES      (DEPRECIATION)    07/31/06        INCOME       (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class               $ 5,814,306      $ 89,721,442     $ (85,280,294)     $      --      $10,255,454      $435,934     $      --
--------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio -
Institutional
Class                        --        17,161,686        (6,906,232)            --        10,255,454        47,692            --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                 5,814,306        80,294,705       (86,109,011)            --                --       390,426            --
================================================================================================================================
   SUBTOTAL         $11,628,612      $187,177,833     $(178,295,537)     $      --       $20,510,908      $874,052     $      --
================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                          UNREALIZED                                  REALIZED
                     VALUE            PURCHASES          PROCEEDS        APPRECIATION      VALUE         DIVIDEND       GAIN
FUND                10/31/05           AT COST          FROM SALES      (DEPRECIATION)    07/31/06        INCOME       (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class               $ 5,177,645      $ 90,709,372     $ (76,766,069)     $     --        $19,120,948      $   90,038   $      --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                 5,177,645        90,709,372       (76,766,069)           --         19,120,948          90,565          --
================================================================================================================================
   SUBTOTAL         $10,355,290      $181,418,744     $(153,532,138)     $     --        $38,241,896      $  180,603   $      --
================================================================================================================================
   TOTAL            $21,983,902      $368,596,577     $(331,827,675)     $     --        $58,752,804      $1,054,655   $      --
================================================================================================================================

* Net of compensation to counterparties.

AIM DEVELOPING MARKETS FUND


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At July 31, 2006, securities with an aggregate value of $36,562,382 were on loan to brokers. The loans were secured by cash collateral of $38,241,896 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $180,603 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $302,949,849 and $184,536,622, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $152,257,618
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (16,183,720)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $136,073,898
================================================================================
Cost of investments for tax purposes is $420,994,398

                          AIM ENHANCED SHORT BOND FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2006

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               ESB-QTR-1 7/06             A I M Advisors, Inc.

AIM ENHANCED SHORT BOND FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------     -----------
U.S. DOLLAR DENOMINATED BONDS & NOTES-47.37%
AUTO PARTS & EQUIPMENT-0.88%
Johnson Controls, Inc., Sr. Floating Rate Notes,
   5.74%, 01/17/08(a)(b)                            $    400,000     $   400,390
BROADCASTING & CABLE TV-2.19%
Viacom Inc., Sr. Floating Rate Notes,
   5.69%, 06/16/09 (Acquired 07/06/06;
   Cost $1,001,908)(a)(b)(c)                           1,000,000(d)    1,000,435
CONSUMER FINANCE-4.41%
American Express Centurion Bank,
   Floating Rate Medium Term Notes,
   5.53%, 12/17/09(a)(e)                                 300,000         300,983
American Express Credit Corp.,
   Floating Rate Medium Term Notes,
   5.53%, 12/02/10(a)(e)                                 500,000         501,083
HSBC Finance Corp., Sr. Unsec. Global
   Notes, 6.75%, 05/15/11(a)                             300,000         314,133
SLM Corp.-Series A, Floating Rate
   Medium Term Notes, 5.70%, 07/25/08(a)(b)              900,000         902,974
                                                                     -----------
                                                                       2,019,173
                                                                     -----------
DIVERSIFIED BANKS-4.71%
HSBC Bank USA N.A.,
   Sr. Floating Rate Medium Term Global Notes,
   5.44%, 06/10/09(a)(b)                                 750,000         750,517
   Floating Rate Medium Term Global Notes,
   5.45%, 12/14/09(a)(b)                                 250,000         250,997
Wachovia Bank N.A., Sr. Floating Rate
   Medium Term Notes, 5.31%, 12/02/10(a)(b)              450,000         450,511
Wells Fargo & Co.,
   Floating Rate Global Notes,
   5.43%, 09/15/09(a)(b)                                 200,000         200,522
   Sr. Unsec. Floating Rate Global Notes,
   5.51%, 03/23/10(a)(b)                                 500,000         501,026
                                                                     -----------
                                                                       2,153,573
                                                                     -----------
DIVERSIFIED CAPITAL MARKETS-2.41%
Credit Suisse (USA) Inc.,
   Floating Rate Global Notes,
   5.37%, 08/15/10(a)(b)                                 400,000         401,370
   Sr. Unsec. Floating Rate Global Notes,
   5.43%, 03/02/11(a)(b)                                 700,000         701,090
                                                                     -----------
                                                                       1,102,460
                                                                     -----------
ELECTRIC UTILITIES-0.04%
PPL Energy Supply LLC., Sr. Unsec. Unsub.
   Notes, 6.20%, 05/15/16(a)                              20,000          20,181

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------     -----------
HOMEBUILDING-2.19%
Centex Corp.-Series E, Sr. Floating Rate
   Medium Term Notes, 5.40%, 08/01/07(a)(b)         $  1,000,000     $ 1,000,396
HOTELS, RESORTS & CRUISE LINES-0.69%
Hilton Hotels Corp., Sr. Unsec. Notes,
   7.63%, 12/01/12(a)                                    300,000         313,833
INTEGRATED OIL & GAS-2.74%
ConocoPhillips Australia Funding Co., Sr.
   Unsec. Gtd. Floating Rate Notes, 5.61%,
   04/09/09(a)(b)                                      1,250,000       1,251,199
INTEGRATED TELECOMMUNICATION SERVICES-4.61%
BellSouth Corp., Sr. Unsec. Floating Rate
   Notes, 5.30%, 11/15/07(a)(b)                        1,000,000       1,001,692
Deutsche Telekom International Finance
   B.V., Gtd. Floating Rate Global Notes,
   5.63%, 03/23/09(a)(b)                                 500,000         500,656
Embarq Corp.,
   Sr. Unsec. Notes,
   6.74%, 06/01/13(a)                                    400,000         404,924
   Sr. Unsec. Notes,
   7.08%, 06/01/16(a)                                    200,000         202,196
                                                                     -----------
                                                                       2,109,468
                                                                     -----------
INVESTMENT BANKING & BROKERAGE-4.82%
Bear Stearns Cos., Inc. (The),
   Sr. Unsec. Unsub. Floating Rate Medium Term
   Global Notes, 5.72%, 01/31/11(a)(b)                   250,000         250,460
   Series B,
   Floating Rate Medium Term Notes,
   5.29%, 02/08/08(a)(b)                                 500,000         500,883
Goldman Sachs Group Inc., Floating Rate
   Global Notes, 5.79%, 06/28/10(a)(b)                   400,000         402,431
Lehman Brothers Holdings Inc., Floating
   Rate Medium Term Notes, 5.66%,
   12/23/10(a)(b)                                        600,000         601,493
Merrill Lynch & Co., Inc.-Series B, Sr.
   Unsec. Floating Rate Medium Term Notes,
   5.58%, 01/30/09(a)(b)                                 450,000         450,522
                                                                     -----------
                                                                       2,205,789
                                                                     -----------
MULTI-LINE INSURANCE-2.19%
American General Finance Corp.-Series I,
   Sr. Floating Rate Medium Term Notes,
   5.54%, 06/27/07(a)(b)                                 150,000         150,052

AIM ENHANCED SHORT BOND FUND

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------     -----------
MULTI-LINE INSURANCE-(CONTINUED)
ASIF Global Financing, Floating Rate Notes,
   5.17%, 05/03/07 (Acquired
   06/21/06-07/06/06; Cost
   $850,280)(a)(b)(c)                               $    850,000     $   850,382
                                                                     -----------
                                                                       1,000,434
                                                                     -----------
MULTI-UTILITIES-1.49%
Dominion Resources Inc.- Series C, Sr.
   Unsec. Unsub. Notes, 5.15%, 07/15/15(a)               125,000         117,193
PSEG Energy Holdings LLC., Sr. Unsec.
   Global Notes, 8.63%, 02/15/08(a)                      548,000         565,125
                                                                     -----------
                                                                         682,318
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION-1.13%
Pemex Project Funding Master Trust, Unsec.
   Gtd. Unsub. Global Notes, 8.50%,
   02/15/08(a)                                           500,000         518,375
OTHER DIVERSIFIED FINANCIAL SERVICES-4.86%
Bank of America Corp., Jr. Unsec. Sub.
   Global Notes, 7.40%, 01/15/11(a)                      150,000         161,172
General Electric Co., Unsec. Floating Rate
   Global Notes, 5.32%, 12/09/08(a)(b)                 1,200,000       1,200,486
MBNA Corp.-Series F, Floating Rate Medium
   Term Notes, 5.58%, 05/05/08(a)(b)                     500,000         503,852
Residential Capital Corp., Sr. Global
   Notes, 6.50%, 04/17/13(a)                             360,000         358,711
                                                                     -----------
                                                                       2,224,221
                                                                     -----------
SPECIALIZED FINANCE-2.19%
CIT Group, Inc., Sr. Floating Rate Global
   Notes, 5.42%, 11/03/10(a)(b)                        1,000,000       1,003,661
THRIFTS & MORTGAGE FINANCE-4.95%
Countrywide Financial Corp.,
   Unsec. Sub. Notes,
   6.25%, 05/15/16(a)                                    200,000         199,488
   Series B,
   Gtd. Floating Rate Medium Term Notes,
   5.68%, 03/24/09(a)(b)                               1,000,000       1,000,839
Washington Mutual Bank F.A.,
   Floating Rate Medium Term Global Notes,
   5.24%, 05/01/09(a)(b)                                 750,000         750,719
   Series 11,
   Sub. Global Notes,
   6.88%, 06/15/11(a)                                    300,000         314,628
                                                                     -----------
                                                                       2,265,674
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES-0.87%
Vodafone Group PLC. (United Kingdom),
   Floating Rate Global Notes, 5.67%,
   06/15/11(a)(b)                                        400,000         400,144
                                                                     -----------
Total U.S. Dollar Denominated Bonds & Notes
   (Cost $21,650,686)                                                 21,671,724
                                                                     -----------

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------     -----------
ASSET-BACKED SECURITIES-33.76%
CONSUMER RECEIVABLES-21.94%
ACE Securities Corp.,
   Series 2006-ASP3, Class M1,
   Floating Rate Pass Through Ctfs.,
   5.67%, 06/25/36(a)(e)                            $    821,000     $   821,494
   Series 2006-OP1, Class M1,
   Floating Rate Pass Through Ctfs.,
   5.67%, 04/25/36(a)(e)                                 300,000         300,181
Carrington Mortgage Loan Trust-Series
   2006-RFC1, Class M1, Floating Rate Pass
   Through Ctfs., 5.66%, 05/25/36(a)(e)                  500,000         500,084
Citigroup Mortgage Loan Trust, Inc.-Series
   2006-WMC1, Class M2, Floating Rate Pass
   Through Ctfs., 5.80%, 12/25/35(a)(e)                  150,000         150,602
Countrywide Alternative Loan Trust-Series
   2006-OC4, Class M1, Floating Rate Pass
   Through Ctfs., 5.68%, 05/25/36(a)(e)                  350,000         351,301
Countrywide Asset-Backed Ctfs.,
   Series 2004-1, Class M2,
   Floating Rate Pass Through Ctfs.,
   5.94%, 03/25/34(a)(e)                                 125,000         125,859
   Series 2006-8, Class M1,
   Floating Rate Pass Through Ctfs.,
   5.65%, 01/25/46(a)(e)                               1,500,000       1,501,382
Fremont Home Loan Trust-Series 2006-2,
   Class M1, Floating Rate Pass Through
   Ctfs., 5.71%, 02/25/36(a)(e)                          140,000         140,513
JP Morgan Mortgage Acquisition Corp.-Series
   2006-NC1, Class M2,  Floating Rate Pass
   Through Ctfs., 5.73%, 04/25/36(a)(e)                  150,000         150,548
Long Beach Mortgage Loan Trust-Series
   2006-4, Class M1, Floating Rate Pass
   Through Ctfs., 5.69%, 05/25/36(a)(e)                  500,000         500,301
Marriott Vacation Club Owner Trust-Series
   2006-1A, Class A, Pass Through Ctfs.,
   5.74%, 04/20/28 (Acquired 05/23/06; Cost
   $944,501)(a)(c)(f)                                    944,516         947,047
Merrill Lynch Mortgage Investors,
   Inc.-Series 2006-AR1, Class M2, Floating
   Rate Pass Through Ctfs., 5.74%,
   03/25/37(a)(e)                                        150,000         149,977
Morgan Stanley ABS Capital I,
   Series 2006-HE4, Class B1,
   Floating Rate Pass Through Ctfs.,
   6.24%, 06/25/36(a)(e)                                 400,000         400,240
   Series 2006-NC4, Class B1,
   Floating Rate Pass Through Ctfs.,
   6.24%, 06/25/36(a)(e)                                 500,000         502,160
Residential Asset Securities Corp.,
   Series 2006-EMX3, Class M2,
   Floating Rate Pass Through Ctfs.,
   5.74%, 04/25/36(a)(e)                                 100,000         100,137

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ENHANCED SHORT BOND FUND

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------     -----------
CONSUMER RECEIVABLES-(CONTINUED)
   Series 2006-EMX4, Class M1,
   Floating Rate Pass Through Ctfs.,
   5.67%, 06/25/36(a)(e)                            $    600,000     $   602,451
SACO I Inc.-Series 2006-6, Class M1,
   Floating Rate Pass Through Ctfs., 5.69%,
   06/25/36(a)(e)                                        400,000         401,253
Saxon Asset Securities Trust-Series 2006-1,
   Class M1, Floating Rate Pass Through
   Ctfs., 5.70%, 03/25/36(a)(e)                          500,000         500,129
Securitized Asset Backed Receivables LLC
   Trust-Series 2006-NC2, Class M1,
   Floating Rate Pass Through Ctfs., 5.67%,
   03/25/36(a)(e)                                        500,000         500,077
Soundview Home Equity Loan Trust-Series
   2006-OPT5, Class M1, Floating Rate Pass
   Through Ctfs., 5.64%, 07/25/36(a)(e)                  750,000         752,251
Specialty Underwriting & Residential Finance,
   Series 2005-BC1, Class A1A,
   Floating Rate Pass Through Ctfs.,
   5.50%, 12/25/35(a)(e)                                  36,047          36,072
   Series 2006-AB2, Class M1,
   Floating Rate Pass Through Ctfs.,
   5.66%, 06/25/37(a)(e)                                 600,000         602,424
                                                                     -----------
                                                                      10,036,483
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-11.82%
Credit Suisse Mortgage Capital Ctfs.-Series
   2006-TFLA, Class J, Floating Rate Pass
   Through Ctfs., 6.17%, 04/15/21 (Acquired
   04/25/06 Cost $250,000)(a)(c)(e)                      250,000         250,439
Fannie Mae REMIC-Series 2003-112, Class FA,
   Floating Rate Pass Through Ctfs., 5.89%,
   01/25/28(a)(e)                                      1,138,688       1,149,636
Freddie Mac REMIC-Series 3153, Class FX,
   Floating Rate Pass Through Ctfs., 5.72%,
   05/15/36(a)(e)                                        981,537         979,158
JP Morgan Chase Commercial Mortgage
   Securities Corp.-Series 2005-FL1A, Class
   A1, Floating Rate Pass Through Ctfs.,
   5.48%, 02/15/19 (Acquired 05/31/06; Cost
   $390,016)(a)(c)(e)                                    390,077         390,355
Lehman Brothers Floating Rate Commercial
   Mortgage Trust-Series 2006-CCL, Class L,
   Floating Rate Pass Through Ctfs., 7.32%,
   01/15/21 (Acquired 03/31/06; Cost
   $140,000)(a)(c)(e)                                    140,000         139,930
Morgan Stanley Capital I-Series 2006-IQ11,
   Class A4, Floating Rate Pass Through
   Ctfs., 5.95%, 10/15/42(a)(e)                        1,000,000       1,008,065
Wells Fargo Mortgage Backed Securities
   Trust-Series 2004-S, Class A1, Floating
   Rate Pass Through Ctfs., 3.54%,
   09/25/34(a)(e)                                      1,491,355       1,441,877

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)
Wells Fargo Mortgage Backed Securities
   Trust-Series 2004-I, Class 1A1, Floating
   Rate Pass Through Ctfs., 3.39%,
   07/25/34(a)(e)                                   $     45,365     $    45,543
                                                                     -----------
                                                                       5,405,003
                                                                     -----------
      Total Asset-Backed Securities
         (Cost $15,399,701)                                           15,441,486
                                                                     -----------
NON-U.S. DOLLAR DENOMINATED BONDS & NOTES-0.71%
FRANCE-0.71%
Belvedere S.A. (Distillers & Vinters), Sr.
   Sec. Floating Rate Notes, 6.14%,
   05/15/13 (Acquired 05/23/06; Cost
   $324,930)
   (Cost $324,861)(a)(b)(c)(g)                      EUR  250,000         326,111
U.S. TREASURY BILLS-0.44%
   4.98%, 11/30/06(a)(h)                            $    165,000(i)      162,263
   5.04%, 11/30/06(a)(h)                                  40,000(i)       39,336
                                                                     -----------
      Total U.S. Treasury Securities
         (Cost $201,560)                                                 201,599
                                                                     -----------

                                                       SHARES
                                                    ------------
MONEY MARKET FUNDS-14.75%
Liquid Assets Portfolio-Institutional
   Class (j)                                           3,373,013       3,373,013
Premier Portfolio-Institutional Class (j)              3,373,013       3,373,013
                                                                     -----------
      Total Money Market Funds
         (Cost $6,746,026)                                             6,746,026
                                                                     -----------
TOTAL INVESTMENTS-97.03%
   (Cost $44,322,834)                                                 44,386,946
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-2.97%                                    1,358,087
                                                                     -----------
NET ASSETS-100.00%                                                   $45,745,033
                                                                     -----------

Investment Abbreviations:

Ctfs.  --Certificates

EUR    --Euro

Gtd.   --Guaranteed

Jr.    --Junior

REMIC  --Real Estate Mortgage Investment Conduit

Sec.   --Secured

Sr.    --Senior

Sub.   --Subordinated

Unsec. --Unsecured

Unsub. --Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $37,640,920, which represented 82.28% of the Fund's Net Assets. See
     Note 1A.

(b) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on July 31, 2006.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ENHANCED SHORT BOND FUND

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $3,904,699, which represented 8.54% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open credit default swap contracts. See Note 1G and
     Note 4.

(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on July 31, 2006.

(f) Security considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at July 31, 2006 represented 2.07% of the Fund's Net Assets.

(g) Foreign denominated security. Principal amount is denominated in currency indicated.

(h) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM ENHANCED SHORT BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM ENHANCED SHORT BOND FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM ENHANCED SHORT BOND FUND
     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. CREDIT DEFAULT SWAPS - The Fund may enter into credit default swap contracts ("CDS"). A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS, in the case of the Fund, is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS, in the case of the Fund, is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or other similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled via cash in the case of a credit event.

          Changes in the value of CDS are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the contracts at the end of each days trading. The Fund accrues for the fixed payments on CDS on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination or sale of the CDS is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value of at least the amount of the Funds potential obligation on any CDS sold by the Fund.

          Entering into these agreements involves, to varying degrees, elements of credit, market, lack of liquidity with respect to the contracts and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM ENHANCED SHORT BOND FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period March 31, 2006 (date operations commenced) to July 31, 2006.

                                                             CHANGE IN
                                                            UNREALIZED                             REALIZED
                 VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND     GAIN
FUND            10/31/05       COST           SALES       (DEPRECIATION)    07/31/06     INCOME     (LOSS)
----            --------   ------------   -------------   --------------   ----------   --------   --------
Liquid Assets
Portfolio -
Institutional
Class              $--      $3,373,013         $--              $--        $3,373,013    $4,030       $--
Premier
Portfolio-
Institutional
Class               --       3,373,013          --               --         3,373,013     4,040        --
                   ---      ----------         ---              ---        ----------    ------       ---
TOTAL              $--      $6,746,026         $--              $--        $6,746,026    $8,070       $--
                   ---      ----------         ---              ---        ----------    ------       ---

NOTE 3 -- FUTURES CONTRACTS

On July 31, 2006, $205,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                          UNREALIZED
                              NUMBER OF      MONTH/          VALUE       APPRECIATION
          CONTRACT            CONTRACTS    COMMITMENT      07/31/06     (DEPRECIATION)
          --------            ---------   ------------   ------------   --------------
Australian Dollar                 23       Sep-06/Long   $  1,760,880      $ 28,223
Euro FX                           10       Sep-06/Long      1,601,625         3,219
Japanese Yen                      10       Sep-06/Long      1,098,000           853
                                                         ------------      --------
                                                            4,460,505        32,295
                                                         ------------      --------
U.S. Treasury 2 Year Notes         8      Sep-06/Short     (1,627,750)         (642)
U.S. Treasury 5 Year Notes        75      Sep-06/Short     (7,816,406)      (52,896)
U.S. Treasury 10 Year Notes       44      Sep-06/Short     (4,665,375)      (36,938)
U.S. Treasury Long Bonds           5      Sep-06/Short       (541,406)       (5,948)
                                                          (14,650,937)      (96,424)
                                                         ------------      --------
   TOTAL OPEN FUTURE CONTRACTS                           $(10,190,432)     $(64,129)
                                                         ------------      --------

NOTE 4 - CREDIT DEFAULT SWAPS

On July 31, 2006, $1,000,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open sell credit default swap contracts.

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD END

                                                                                              NOTIONAL      UNREALIZED
                                                       BUY/SELL    PAY/RECEIVE   EXPIRATION    AMOUNT      APPRECIATION
    COUNTERPARTY               REFERENCE ENTITY       PROTECTION    FIXED RATE      DATE        (000)     (DEPRECIATION)
    ------------               ----------------       ----------   -----------   ----------   --------    --------------
Lehman Brothers, Inc.   ABX Air, Inc.                    Sell         2.42%      05/25/2046    $1,000        $ 3,126
Lehman Brothers, Inc.   Verizon Communications Inc.      Buy          0.60%      09/20/2011    $  500          2,665
Lehman Brothers, Inc.   TXU Energy Co. LLC               Buy          0.82%      09/20/2011    $  500         (3,124)
Lehman Brothers, Inc.   RadioShack Corp.                 Buy          1.40%      09/20/2011    $  500         (1,108)
                                                                                                             -------
                                                                                                             $ 1,559
                                                                                                             -------

AIM ENHANCED SHORT BOND FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to July 31, 2006 was $59,790,934 and $22,349,463, respectively. During the same period, purchases and sales of long term U.S. government obligations were $2,087,352 and $2,088,178, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $71,230
Aggregate unrealized (depreciation) of investment securities                (7,118)
                                                                           -------
Net unrealized appreciation of investment securities                       $64,112
                                                                           =======

Investments have the same cost for tax and financial statement purposes.

                          AIM GLOBAL HEALTH CARE FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               GHC-QTR-1 7/06            A I M Advisors, Inc.

AIM GLOBAL HEALTH CARE FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)




                                                          SHARES       VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--74.36%

BIOTECHNOLOGY--19.46%

Altus Pharmaceuticals Inc.(a)                            158,074   $   2,257,297
--------------------------------------------------------------------------------
Amgen Inc.(a)                                            646,300      45,072,962
--------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(a)                           453,297       4,691,624
--------------------------------------------------------------------------------
ARIAD Pharmaceuticals, Inc.(a)                           662,110       2,760,999
--------------------------------------------------------------------------------
Array BioPharma Inc.(a)                                  444,107       3,712,734
--------------------------------------------------------------------------------
Biogen Idec Inc.(a)                                      500,886      21,097,318
--------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(a)                          326,221       7,476,985
--------------------------------------------------------------------------------
Genentech, Inc.(a)                                       181,740      14,688,227
--------------------------------------------------------------------------------
Genzyme Corp.(a)                                         711,019      48,548,377
--------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                 637,543      39,196,144
--------------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                           704,412       6,839,840
--------------------------------------------------------------------------------
InterMune, Inc.(a)(b)                                    243,674       3,891,474
--------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(a)                        257,414       2,960,261
--------------------------------------------------------------------------------
Mannkind Corp.(a)(b)                                     179,040       3,274,642
--------------------------------------------------------------------------------
Medarex, Inc.(a)                                         413,074       3,862,242
--------------------------------------------------------------------------------
MedImmune, Inc.(a)                                     1,077,986      27,359,285
--------------------------------------------------------------------------------
Myogen, Inc.(a)                                          231,276       7,137,177
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)(b)                          113,871       3,802,153
--------------------------------------------------------------------------------
Panacos Pharmaceuticals Inc.(a)                          854,929       4,103,659
--------------------------------------------------------------------------------
PDL BioPharma Inc.(a)                                    617,936      11,129,027
--------------------------------------------------------------------------------
Theravance, Inc.(a)                                      138,521       3,281,562
--------------------------------------------------------------------------------
United Therapeutics Corp.(a)                             104,299       6,185,974
--------------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)                           118,031       3,956,399
--------------------------------------------------------------------------------
ZymoGenetics, Inc.(a)                                    201,355       3,799,569
================================================================================
                                                                     281,085,931
================================================================================

DRUG RETAIL--1.45%

CVS Corp.                                                641,676      20,995,639
================================================================================

HEALTH CARE DISTRIBUTORS--0.88%

PSS World Medical, Inc.(a)                               641,296      12,729,726
================================================================================

HEALTH CARE EQUIPMENT--13.33%

Baxter International Inc.                                350,840      14,735,280
--------------------------------------------------------------------------------
Boston Scientific Corp.(a)                               516,032       8,777,704
--------------------------------------------------------------------------------
Cytyc Corp.(a)                                         1,014,716      24,962,014
--------------------------------------------------------------------------------
Edwards Lifesciences Corp.(a)                            176,532       7,809,776
--------------------------------------------------------------------------------
Medtronic, Inc.                                          371,220      18,754,034
--------------------------------------------------------------------------------
Mentor Corp.                                             688,407      30,606,575
--------------------------------------------------------------------------------
NxStage Medical, Inc.(a)                                 796,891       6,829,356
--------------------------------------------------------------------------------
Respironics, Inc.(a)                                     401,528      14,286,366
--------------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                                565,818      20,878,684
--------------------------------------------------------------------------------
Thoratec Corp.(a)                                        575,245       7,938,381
--------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                          238,400      10,804,288
--------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                            437,018       9,627,507
================================================================================

                                                          SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--(CONTINUED)

Zimmer Holdings, Inc.(a)                                 261,079   $  16,510,636
================================================================================
                                                                     192,520,601
================================================================================

HEALTH CARE SERVICES--7.34%

DaVita, Inc.(a)                                          452,957      22,656,909
--------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                 210,314      16,200,487
--------------------------------------------------------------------------------
HMS Holdings Corp.(a)                                    697,959       7,831,100
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. (a)                         748,199      44,390,647
--------------------------------------------------------------------------------
Omnicare, Inc.                                           331,906      15,022,066
================================================================================
                                                                     106,101,209
================================================================================

HEALTH CARE SUPPLIES--0.48%

Cooper Cos., Inc. (The)                                  157,601       6,965,964
================================================================================

HEALTH CARE TECHNOLOGY--0.98%

Eclipsys Corp.(a)                                        724,340      14,139,117
================================================================================

INDUSTRIAL CONGLOMERATES--1.92%

Tyco International Ltd.                                1,061,338      27,690,308
================================================================================

LIFE & HEALTH INSURANCE--0.47%

Universal American Financial Corp.(a)                    543,805       6,743,182
================================================================================

LIFE SCIENCES TOOLS & SERVICES--4.74%

Charles River Laboratories International, Inc.(a)        344,138      12,216,899
-------------------------------------------------------------------------------
Dionex Corp.(a)                                          148,481       8,218,423
--------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                  102,816       7,619,694
--------------------------------------------------------------------------------
Invitrogen Corp.(a)                                      153,900       9,509,481
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                 474,544      18,260,453
--------------------------------------------------------------------------------
Thermo Electron Corp.(a)                                 203,382       7,527,168
--------------------------------------------------------------------------------
Varian Inc.(a)                                           113,006       5,083,010
================================================================================
                                                                      68,435,128
================================================================================

MANAGED HEALTH CARE--6.74%

Aetna Inc.                                               453,963      14,295,295
--------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
   $9,929,723)(a)(c)(d)(e)                               735,535      11,768,560
--------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                            283,083      14,918,474
--------------------------------------------------------------------------------
Health Net Inc.(a)                                       325,407      13,657,332
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  600,974      28,744,586
--------------------------------------------------------------------------------
WellPoint Inc.(a)                                        186,942      13,927,179
================================================================================
                                                                      97,311,426
================================================================================

PHARMACEUTICALS--16.57%

Allergan, Inc.                                           209,604      22,605,791
--------------------------------------------------------------------------------
Cypress Bioscience, Inc.(a)                              512,317       2,950,946
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)                    234,947       7,299,803
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                             324,707      15,037,181
--------------------------------------------------------------------------------
Impax Laboratories, Inc.(a)                              711,815       3,452,303
================================================================================

AIM GLOBAL HEALTH CARE FUND

                                                          SHARES       VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--(CONTINUED)

Johnson & Johnson                                        862,645   $  53,958,445
--------------------------------------------------------------------------------
Lilly (Eli) and Co.                                      251,500      14,277,655
--------------------------------------------------------------------------------
Medicines Co. (The)(a)                                   211,805       4,437,315
--------------------------------------------------------------------------------
Pfizer Inc.                                            2,336,840      60,734,472
--------------------------------------------------------------------------------
Sepracor Inc.(a)                                         222,506      10,991,796
--------------------------------------------------------------------------------
Wyeth                                                    825,345      40,004,472
--------------------------------------------------------------------------------
Xenoport Inc.(a)                                         210,400       3,656,752
================================================================================
                                                                     239,406,931
================================================================================
      Total Domestic Common Stocks
         (Cost $1,008,445,334)                                     1,074,125,162
================================================================================

FOREIGN COMMON STOCKS & OTHER
 EQUITY INTERESTS--21.68%

CANADA--1.84%

Biovail Corp. (Pharmaceuticals)                          475,987      10,562,151
--------------------------------------------------------------------------------
Cardiome Pharma Corp. (Pharmaceuticals)(a)               529,099       6,449,717
--------------------------------------------------------------------------------
MDS Inc. (Life Sciences Tools & Services)                520,200       9,520,451
================================================================================
                                                                      26,532,319
================================================================================

FRANCE--3.67%

Ipsen S.A. (Pharmaceuticals)
   (Acquired 12/06/05; Cost
   $15,863,951)(b)(c)(f)                                 606,049      23,249,921
--------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(f)                      313,000      29,782,768
================================================================================
                                                                      53,032,689
================================================================================

GERMANY--1.11%

Merck KGaA (Pharmaceuticals)                             175,391      16,000,003
================================================================================

JAPAN--1.88%

Eisai Co., Ltd. (Pharmaceuticals)(b)(f )                 328,500      15,147,794
--------------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)(b)(f)            636,850      12,065,654
================================================================================
                                                                      27,213,448
================================================================================

SPAIN--0.28%

Grifols S.A. (Pharmaceuticals)
   (Acquired 05/16/06;
   Cost $2,701,233)(a)(c)                                480,110       4,133,268
================================================================================

SWITZERLAND--10.61%

Novartis A.G.-ADR (Pharmaceuticals)                    1,100,161      61,851,052
--------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(f)                  513,507      91,410,403
================================================================================
                                                                     153,261,455
================================================================================

UNITED KINGDOM--2.29%

AstraZeneca PLC-ADR (Pharmaceuticals)                    221,602      13,524,370
--------------------------------------------------------------------------------
iSOFT Group PLC (Health Care Technology)(f)            3,090,447       3,597,913
--------------------------------------------------------------------------------
Shire PLC-ADR (Pharmaceuticals)                          328,714      15,945,916
================================================================================
                                                                      33,068,199
================================================================================
      Total Foreign Common Stocks & Other
         Equity Interests
         (Cost $230,594,721)                                         313,241,381
________________________________________________________________________________
================================================================================


                                                          SHARES       VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.02%

BIOTECHNOLOGY--0.01%

Athersys Inc.-Series F, Conv. Pfd.
   (Acquired 04/17/00; Cost $5,000,000)
   (a)(c)(d)(e)(g)                                       416,667   $     235,293
--------------------------------------------------------------------------------
Ingenex, Inc.-Series B, Pfd. (Acquired
   09/27/94; Cost $600,000)(a)(c)(d)(e)(g)               103,055               0
================================================================================
                                                                         235,293
================================================================================

PHARMACEUTICALS--0.01%

BioImagene, Inc.-Series B-2, Pfd. (Acquired
      05/24/01 Cost $1,350,000)(c)(d)(e)(g)               93,867          94,336
================================================================================
      Total Preferred Stocks
         (Cost $6,950,000)                                               329,629
================================================================================

MONEY MARKET FUNDS--2.22%

Liquid Assets Portfolio-Institutional Class(h)        16,003,000      16,003,000
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)              16,003,000      16,003,000
================================================================================
      Total Money Market Funds
         (Cost $32,006,000)                                           32,006,000
================================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)--98.28%
   (Cost $1,277,996,055)                                           1,419,702,172
________________________________________________________________________________
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES LOANED

MONEY MARKET FUNDS--1.48%

Liquid Assets Portfolio-Institutional Class(h)(i)    10,663,576      10,663,576
--------------------------------------------------------------------------------
STIT Prime Portfolio-Institutional Class(h)(i)       10,663,576      10,663,576
================================================================================
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $21,327,152)                                           21,327,152
================================================================================
TOTAL INVESTMENTS--99.76%
   (Cost $1,299,323,207)                                           1,441,029,324
================================================================================
OTHER ASSETS LESS LIABILITIES--0.24%                                   3,522,804
================================================================================
NET ASSETS--100.00%                                               $1,444,552,128
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR    -  American Depositary Receipt
Conv.  -  Convertible
Pfd.   -  Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at July 31, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $39,481,378, which represented 2.73% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL HEALTH CARE FUND

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2006 was $12,098,189, which represented 0.84% of the Fund's Net Assets.

(e)  Security is considered venture capital.

(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $175,254,453, which represented 12.13% of the Fund's Net Assets. See Note 1A.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2006 was $329,629, which represented 0.02% of the Fund's Net Assets. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL HEALTH CARE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)



NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM GLOBAL HEALTH CARE FUND

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the

AIM GLOBAL HEALTH CARE FUND

    Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED                                    REALIZED
                       VALUE          PURCHASES         PROCEEDS       APPRECIATION      VALUE           DIVIDEND       GAIN
FUND                 10/31/05          AT COST         FROM SALES     (DEPRECIATION)    07/31/06          INCOME       (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class               $14,651,082      $288,630,437     $(287,278,519)     $     --       $16,003,000      $  581,075     $    --
-------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio -
Institutional
Class                        --        51,129,283       (35,126,283)           --        16,003,000         110,304          --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                14,651,082       255,091,953      (269,743,035)           --                --         473,024          --
===============================================================================================================================
   SUBTOTAL         $29,302,164      $594,851,673     $(592,147,837)     $     --       $32,006,000      $1,164,403     $    --
===============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                        CHANGE IN
                                                                        UNREALIZED                                     REALIZED
                       VALUE          PURCHASES         PROCEEDS       APPRECIATION       VALUE          DIVIDEND        GAIN
FUND                 10/31/05          AT COST         FROM SALES     (DEPRECIATION)    07/31/06          INCOME*       (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class              $ 87,949,707      $221,287,486     $(298,573,617)     $     --       $10,663,576        $110,607     $    --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                87,949,707       221,287,486      (298,573,617)           --        10,663,576         109,977          --
===============================================================================================================================
   SUBTOTAL        $175,899,414      $442,574,972     $(597,147,234)     $     --       $21,327,152        $220,584     $    --
===============================================================================================================================

* Net of compensation to counterparties.

AIM GLOBAL HEALTH CARE FUND



INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended July 31, 2006.

                                                                       CHANGE IN
                                                                       UNREALIZED                                   REALIZED
                       VALUE          PURCHASES         PROCEEDS      APPRECIATION         VALUE       DIVIDEND       GAIN
COMPANY              10/31/05          AT COST         FROM SALES    (DEPRECIATION)       07/31/06      INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------
HMS Holdings
Corp.(a)           $ 13,492,400    $           --   $   (11,367,799)  $(1,057,909)      $ 7,831,100   $       --    $6,764,408
==============================================================================================================================
   TOTAL           $218,693,978    $1,037,426,645   $(1,200,662,870)  $(1,057,909)      $61,164,252   $1,384,987    $6,764,408
==============================================================================================================================

(a)  As of June 21, 2006, the security is no longer considered an affiliate.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At July 31, 2006, securities with an aggregate value of $20,265,952 were on loan to brokers. The loans were secured by cash collateral of $21,327,152 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $220,584 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- FOREIGN CURRENCY CONTRACTS

------------------------------------------------------------------------------------------------------------------
                                    OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------
                                          CONTRACT TO                                                 UNREALIZED
   SETTLEMENT        ------------------------------------------------------        VALUE             APPRECIATION
      DATE               DELIVER                       RECEIVE                    07/31/06          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
 08/07/06             CHF   164,000,000            USD   $133,743,683             $133,364,850           $ 378,833
------------------------------------------------------------------------------------------------------------------
 08/07/06             EUR    51,000,000            USD     64,684,830               65,177,393            (492,563)
------------------------------------------------------------------------------------------------------------------
 08/07/06             GBP    14,000,000            USD     25,766,246               26,155,726            (389,480)
------------------------------------------------------------------------------------------------------------------
   TOTAL OPEN FOREIGN CURRENCY CONTRACTS                                                                 $(503,210)
------------------------------------------------------------------------------------------------------------------

CHF -- SWISS FRANC
EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

AIM GLOBAL HEALTH CARE FUND

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $1,113,357,413 and $1,309,757,321, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $194,217,657
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (61,436,574)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                        $132,781,083
----------------------------------------------------------------------------------------
Cost of investments for tax purposes is $1,308,248,241.

                          AIM INTERNATIONAL BOND FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               IBQ-QTR-1 7/06            A I M Advisors, Inc.

AIM INTERNATIONAL BOND FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
----------------------------------------------------------------------------------
NON U.S. DOLLAR DENOMINATED BONDS &
  NOTES--79.45%(a)

BELGIUM--2.35%

Belgium Government
  (Sovereign Debt)-Series
  36, Euro Bonds, 5.00%,
  09/28/11(b)                              EUR           105,000        $  141,999
==================================================================================
BRAZIL--1.25%

Brazilian Government
  (Sovereign Debt), Sr.
  Unsec. Unsub. Euro Bonds,
  9.50%, 01/24/11(b)                       EUR            50,000            75,584
==================================================================================

CANADA--1.78%

Canadian Government
  (Sovereign Debt), Bonds,
  4.50%, 06/01/15(b)                       CAD           120,000           107,455
==================================================================================

CHINA--2.75%

China Government (Sovereign
  Debt), Unsec. Euro Bonds,
  4.25%, 10/28/14(b)                       EUR           130,000           166,365
==================================================================================

FINLAND--3.22%

Finland Government
  (Sovereign Debt), Sr.
  Unsec. Unsub. Euro Bonds,
  5.00%, 07/04/07(b)                       EUR           150,000           194,400
==================================================================================

FRANCE--4.60%

France Government (Sovereign
  Debt), Euro Bonds,
  4.00%, 04/25/55(b)                       EUR            40,000            49,022
----------------------------------------------------------------------------------
  6.50%, 04/25/11(b)                       EUR           160,000           228,868
==================================================================================
                                                                           277,890
==================================================================================

GERMANY--22.94%

Bundesobligation (Sovereign
  Debt)-Series 139, Euro
  Bonds, 4.00%, 02/16/07(b)                EUR           175,000           224,411
----------------------------------------------------------------------------------
Bundesschatzanweisungen
  (Sovereign Debt), Euro
  Notes, 2.00%, 06/15/07(b)                EUR           575,000           726,054
----------------------------------------------------------------------------------
Kreditanstalt fuer
  Wiederaufbau (Diversified
  Banks), Sr. Unsec. Gtd.
  Unsub. Global Notes,
  2.05%, 02/16/26(b)                       JPY        10,000,000            84,567
----------------------------------------------------------------------------------
  6.38%, 02/17/15(b)                       NZD           200,000           122,554
----------------------------------------------------------------------------------
NRW Bank (Diversified
  Banks)-Series 124, Gtd.
  Unsub. Medium Term Euro
  Notes, 0.05%, 03/20/07(b)                JPY        19,000,000           165,359
----------------------------------------------------------------------------------
VAC Finanzierung GmbH
  (Electrical Components &
  Equipment)-REGS, Sr. Sec
  Gtd. Euro Bonds, 9.25%,
  04/15/16 (Acquired
  04/05/06; Cost
  $61,160)(b)(d)                           EUR            50,000            63,386
==================================================================================
                                                                         1,386,331
==================================================================================


                                                        PRINCIPAL
                                                          AMOUNT          VALUE
----------------------------------------------------------------------------------
GREECE--3.73%

Hellenic Republic Government
  (Sovereign Debt), Sr.
  Unsec. Unsub. Euro Bonds,
  4.50%, 09/20/37(b)                       EUR           180,000        $  225,503
==================================================================================

IRELAND--3.25%

Ireland Government
  (Sovereign Debt), Euro
  Deb., 4.60%, 04/18/16(b)                 EUR            50,000            67,307
----------------------------------------------------------------------------------
Irish Government (Sovereign
  Debt), Euro Bonds, 4.25%,
  10/18/07(b)                              EUR           100,000           128,918
==================================================================================
                                                                           196,225
==================================================================================

ITALY--2.45%

Buoni Poliennali Del Tesoro
  (Sovereign Debt), Euro
  Bonds, 2.75%, 06/15/10(b)                EUR           120,000           147,958
----------------------------------------------------------------------------------

JAPAN--2.82%

Development Bank of Japan
  (Sovereign Debt), Gtd.
  Global Bonds, 2.30%,
  03/19/26(b)                              JPY        20,000,000           170,224
==================================================================================

LUXEMBOURG--6.83%

European Investment Bank
  (Diversified Banks), Euro
  Bonds, 5.63%, 06/07/32(b)                GBP            55,000           119,645
----------------------------------------------------------------------------------
European Investment Bank
  (Diversified Banks),
  Global Notes, 3.13%,
  10/15/15(b)                              EUR           135,000           161,150
----------------------------------------------------------------------------------
Fiat Finance & Trade Ltd.
  S.A. (Automobile
  Manufacturers), Sr. Unsec
  Gtd. Unsub. Euro Notes,
  6.63%, 02/15/13(b)                       EUR            50,000            65,542
----------------------------------------------------------------------------------
Gaz Capital for Gazprom
  (Integrated Oil &
  Gas)-REGS-Series 3, Sr.
  Euro Notes, 5.88%,
  06/01/15 (Acquired
  04/12/06; Cost
  $63,856)(b)(d)                           EUR            50,000            66,244
==================================================================================
                                                                           412,581
==================================================================================

MEXICO--1.11%

Mexico Government (Sovereign
  Debt), Global Notes,
  5.38%, 06/10/13(b)                       EUR            50,000            67,090
==================================================================================

NORWAY--4.42%

Eksportfinans A.S.A. (Other
  Diversified Financial
  Services), Unsec. Unsub
  Global Bonds, 1.80%,
  06/21/10(b)                              JPY        30,000,000           267,177
----------------------------------------------------------------------------------
PORTUGAL--2.39%

Obrigacoes do Tesouro
  (Sovereign Debt), Euro
  Bonds, 4.10%, 04/15/37(b)                EUR           120,000           144,350
----------------------------------------------------------------------------------

AIM INTERNATIONAL BOND FUND


                                                        PRINCIPAL
                                                          AMOUNT          VALUE
----------------------------------------------------------------------------------
SPAIN--6.98%

Caixa d'Estalvis de
  Catalunya (Diversified
  Capital Markets), Sec.
  Mortgage Backed Euro
  Notes, 3.50%, 03/07/16(b)                EUR           200,000        $  241,167
----------------------------------------------------------------------------------
Spain Government (Sovereign
  Debt), Euro Bonds, 4.25%,
  10/31/07(b)                              EUR           140,000           180,456
==================================================================================
                                                                           421,623
==================================================================================

UNITED KINGDOM--5.44%

DaimlerChrysler UK Holding
  PLC (Automobile
  Manufacturers)-Series 147,
  Unsec. Unsub. Medium Term
  Euro Notes, 5.13%,
  02/04/08(b)                              GBP            50,000            92,842
----------------------------------------------------------------------------------
United Kingdom Treasury
  (Sovereign Debt), Bonds,
  4.25%, 03/07/36(b)                       GBP            40,000            75,215
----------------------------------------------------------------------------------
  4.75%, 03/07/20(b)                       GBP            50,000            95,242
----------------------------------------------------------------------------------
  5.00%, 03/07/08(b)                       GBP            35,000            65,679
==================================================================================
                                                                           328,978
==================================================================================

UNITED STATES OF AMERICA--1.14%

Pemex Project Funding Master
  Trust (Other Diversified
  Financial Services),-REGS,
  Unsec. Gtd. Unsub. Euro
  Bonds, 6.63%, 04/04/10
  (Acquired 04/12/06; Cost
  $65,602)(b)(d)                           EUR            50,000            68,725
==================================================================================
    Total Non U.S. Dollar Denominated
      Bonds & Notes
      (Cost $4,724,296)                                                  4,800,458
==================================================================================

U.S. TREASURY SECURITIES--4.48%

U.S. TREASURY BILLS--0.97%

5.03%, 01/25/07(b)(e)                                 $   60,000            58,542
----------------------------------------------------------------------------------

U.S. TREASURY NOTES--3.51%

3.13%, 01/31/07(b)                                       110,000(c)        108,909
----------------------------------------------------------------------------------
4.13%, 08/15/08(b)                                       105,000           103,457
==================================================================================
                                                                           212,366
==================================================================================

     Total U.S. Treasury Securities
     (Cost $270,877)                                                       270,908
==================================================================================

U.S. GOVERNMENT AGENCY SECURITY--1.65%

FEDERAL HOME LOAN BANK (FHLB)--1.65%

Unsec. Disc. Notes, 5.05%,
  08/01/06(e) (Cost $100,000)                            100,000           100,000
==================================================================================
TOTAL INVESTMENTS--85.58%
  (Cost $5,095,173)                                                      5,171,366
==================================================================================
OTHER ASSETS LESS LIABILITIES--14.42%                                      871,044
==================================================================================
NET ASSETS--100.00%                                                     $6,042,410
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

CAD        - Canadian Dollar
Deb.       - Debentures
Disc.      - Discounted
EUR        - Euro
GBP        - British Pound
Gtd.       - Guaranteed
JPY        - Japanese Yen
NZD        - New Zealand Dollar
REGS       - Regulation S
Sec.       - Secured
Sr.        - Senior
Unsec.     - Unsecured
Unsub.     - Unsubordinated

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount is denominated in currency indicated.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $5,071,366, which represented 83.93% of the Fund's Net Assets. See Note 1A.

(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $198,355, which represented 3.28% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL BOND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM INTERNATIONAL BOND FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM INTERNATIONAL BOND FUND

NOTE 2 -- FOREIGN CURRENCY CONTRACTS

                                OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------
                                       CONTRACT TO
   SETTLEMENT        ----------------------------------------------------         VALUE             UNREALIZED
      DATE                  DELIVER                      RECEIVE                 7/31/06           APPRECIATION
-----------------------------------------------------------------------------------------------------------------
09/06/06              EUR           117,017        USD           150,000        $  149,871         $      129
-----------------------------------------------------------------------------------------------------------------
10/06/06              EUR           325,000        JPY           412,605           420,002              3,035
-----------------------------------------------------------------------------------------------------------------
10/06/06              EUR           136,127        PLN           175,925           178,615              3,968
-----------------------------------------------------------------------------------------------------------------
10/06/06              EUR           157,088        SEK           198,519           202,290                750
-----------------------------------------------------------------------------------------------------------------
10/06/06              EUR           466,000        USD           600,133           597,867              2,267
-----------------------------------------------------------------------------------------------------------------
10/06/06              NZD           220,000        USD           136,402           135,368              1,034
-----------------------------------------------------------------------------------------------------------------
10/06/06              USD           105,756        AUD           140,000           107,144              1,388
-----------------------------------------------------------------------------------------------------------------
10/06/06              USD            55,251        GBP            30,000            56,118                867
-----------------------------------------------------------------------------------------------------------------
10/06/06              USD            87,477        JPY        10,000,000            88,056                579
-----------------------------------------------------------------------------------------------------------------
10/06/06              USD           187,472        NOK         1,160,000           189,338              1,866
=================================================================================================================
                                                                                                   $   15,883
=================================================================================================================


                                         CONTRACT TO                                                UNREALIZED
   SETTLEMENT        ----------------------------------------------------         VALUE            APPRECIATION
      DATE                  DELIVER                      RECEIVE                 7/31/06          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
09/06/06              JPY        17,117,100        USD           150,000        $ 150,141          $     (141)
-----------------------------------------------------------------------------------------------------------------
09/06/06              USD           150,000        EUR           115,031          147,326              (2,674)
-----------------------------------------------------------------------------------------------------------------
09/06/06              USD           150,000        JPY        16,452,750          145,103              (4,897)
-----------------------------------------------------------------------------------------------------------------
10/06/06              CAD           135,000        USD           119,538          119,561                 (24)
-----------------------------------------------------------------------------------------------------------------
10/06/06              GBP           120,000        EUR           221,899          224,290                (183)
-----------------------------------------------------------------------------------------------------------------
10/06/06              JPY        10,000,000        USD            87,397           88,056                (659)
-----------------------------------------------------------------------------------------------------------------
10/06/06              NOK         1,031,745        EUR           164,698          166,787              (1,617)
-----------------------------------------------------------------------------------------------------------------
10/06/06              PLN           500,000        EUR           157,541          157,761              (4,616)
-----------------------------------------------------------------------------------------------------------------
10/06/06              USD           217,780        CAD           241,000          213,439              (4,341)
-----------------------------------------------------------------------------------------------------------------
10/06/06              USD           346,775        EUR           270,000          346,403                (371)
-----------------------------------------------------------------------------------------------------------------
10/06/06              USD           185,644        JPY        21,000,000          184,918                (725)
-----------------------------------------------------------------------------------------------------------------
10/06/06              USD           145,686        ZAR         1,000,000          143,336              (2,350)
=================================================================================================================
                                                                                                   $  (22,598)
=================================================================================================================
   Total open foreign currency contracts                                                           $   (6,715)
=================================================================================================================

AUD -- Australian Dollar     GBP -- British Pound      NZD -- New Zealand Dollar  USD -- U.S. Dollar
CAD -- Canadian Dollar       JPY -- Japanese Yen       PLN -- Poland Zloty        ZAR -- South African Rand
EUR -- Euro                  NOK -- Norwegian Krone    SEK -- Swedish Krona

NOTE 3 -- FUTURES CONTRACTS

On July 31, 2006, $110,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                    OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                                                                   UNREALIZED
                  NUMBER OF        MONTH/           VALUE         APPRECIATION
    CONTRACT      CONTRACTS      COMMITMENT        07/31/06      (DEPRECIATION)
-------------------------------------------------------------------------------
Euro-Bund             3        Sept.-06/Short    $(447,566)         $(1,912)
-------------------------------------------------------------------------------

AIM INTERNATIONAL BOND FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during period March 31, 2006 (date operations commenced) to July 31, 2006 was $12,901,397 and $8,228,727, respectively. During the same period, purchases and sales of long term U.S. government obligations were $654,291 and $437,473, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $ 87,233
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (11,040)
---------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                     $ 76,193
---------------------------------------------------------------------------------
Investments have the same cost for tax and financial statement purposes.

                                 AIM JAPAN FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2006

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               JAP-QTR-1 7/06             A I M Advisors, Inc.

AIM JAPAN FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                            SHARES       VALUE
                                                          ---------   ----------
FOREIGN STOCKS (JAPAN)-96.53%
AUTO PARTS & EQUIPMENT-3.17%
NHK Spring Co., Ltd.                                         10,000   $  106,673
NOK Corp. (a)                                                 3,700       96,411
                                                                      ----------
                                                                         203,084
                                                                      ----------
AUTOMOBILE MANUFACTURERS-6.49%
Honda Motor Co., Ltd. (a)                                     3,000       98,826
Isuzu Motors Ltd. (a)                                        34,000      122,395
Toyota Motor Corp. (a)                                        3,700      194,693
                                                                      ----------
                                                                         415,914
                                                                      ----------
COMMODITY CHEMICALS-3.58%
Mitsubishi Rayon Co., Ltd. (a)                                6,000       45,378
Toray Industries, Inc. (a)                                   22,000      184,122
                                                                      ----------
                                                                         229,500
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL-1.81%
Yamada Denki Co., Ltd. (a)                                    1,200      116,314
                                                                      ----------
COMPUTER HARDWARE-1.11%
Toshiba Corp. (a)                                            11,000       70,992
                                                                      ----------
CONSTRUCTION & ENGINEERING-1.54%
JGC Corp. (a)                                                 6,000       98,766
                                                                      ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-7.06%
KOMATSU Ltd. (a)                                             13,000      260,089
Kubota Corp. (a)                                             12,000      110,073
Mitsui Engineering & Shipbuilding Co., Ltd. (a)              30,000       82,089
                                                                      ----------
                                                                         452,251
                                                                      ----------
CONSUMER ELECTRONICS-2.09%
Casio Computer Co., Ltd.                                      2,700       53,341
Funai Electric Co., Ltd. (a)                                    900       80,568
                                                                      ----------
                                                                         133,909
                                                                      ----------
CONSUMER FINANCE-3.04%
OMC Card, Inc. (a)                                            5,800       54,807
ORIX Corp. (a)                                                  270       70,211
UFJ NICOS Co., Ltd. (a)                                      12,000       70,165
                                                                      ----------
                                                                         195,183
                                                                      ----------
DEPARTMENT STORES-0.90%
Daiei, Inc. (The) (a)(b)                                      3,150       57,524
                                                                      ----------
DIVERSIFIED BANKS-10.93%
Mitsubishi UFJ Financial Group, Inc. (a)                         21      293,548
                                                                      ----------

                                                            SHARES       VALUE
                                                          ---------   ----------
DIVERSIFIED BANKS-(CONTINUED)
Mizuho Financial Group, Inc. (a)                                 27   $  226,231
Sumitomo Mitsui Financial Group, Inc. (a)                        17      180,512
                                                                      ----------
                                                                         700,291
                                                                      ----------
DIVERSIFIED CHEMICALS-3.55%
Mitsubishi Gas Chemical Co., Inc. (a)                        18,000      180,323
Sumitomo Chemical Co., Ltd. (a)                               6,000       47,285
                                                                      ----------
                                                                         227,608
                                                                      ----------
DIVERSIFIED METALS & MINING-2.28%
Sumitomo Titanium Corp. (a)                                     600       92,148
Toho Titanium Co., Ltd. (a)                                   1,100       54,011
                                                                      ----------
                                                                         146,159
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT-1.97%
Fujikura Ltd. (a)                                             5,000       62,106
Furukawa Electric Co., Ltd. (The) (a)                        10,000       64,375
                                                                      ----------
                                                                         126,481
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS-3.86%
IBIDEN Co., Ltd. (a)                                          2,400      115,615
Murata Manufacturing Co., Ltd. (a)                            2,000      131,736
                                                                      ----------
                                                                         247,351
                                                                      ----------
HEALTH CARE EQUIPMENT-2.29%
Sysmex Corp. (a)                                              3,200      146,687
                                                                      ----------
HOMEBUILDING-1.72%
Haseko Corp. (a)(b)                                          32,500      110,215
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES-0.64%
Kinki Nippon Tourist Co., Ltd. (a)                           11,000       41,058
                                                                      ----------
HOUSEHOLD APPLIANCES-0.95%
Hitachi Koki Co., Ltd.                                        4,000       60,672
                                                                      ----------
INDUSTRIAL MACHINERY-2.95%
Nabtesco Corp. (a)                                            5,000       56,785
Sodick Co., Ltd. (a)                                          5,200       52,747
THK Co., Ltd. (a)                                             3,000       79,555
                                                                      ----------
                                                                         189,087
                                                                      ----------
INTEGRATED TELECOMMUNICATION SERVICES-1.14%
Nippon Telegraph and Telephone Corp. (a)                         14       72,823
                                                                      ----------

AIM JAPAN FUND

                                                            SHARES       VALUE
                                                          ---------   ----------
INVESTMENT BANKING & BROKERAGE-0.81%
Tokai Tokyo Securities Co., Ltd. (a)                         10,000   $   52,094
                                                                      ----------
IT CONSULTING & OTHER SERVICES-1.22%
Otsuka Corp. (a)                                                700       78,272
                                                                      ----------
LEISURE PRODUCTS-2.48%
Sega Sammy Holdings Inc. (a)                                  4,800      158,927
                                                                      ----------
MARINE-1.44%
Mitsui O.S.K. Lines, Ltd. (a)                                14,000       92,129
                                                                      ----------
MOTORCYCLE MANUFACTURERS-2.27%
Yamaha Motor Co., Ltd. (a)                                    5,600      145,224
                                                                      ----------
OFFICE ELECTRONICS-1.57%
Canon Inc.                                                    2,100      100,924
                                                                      ----------
OIL & GAS REFINING & MARKETING-1.38%
Nippon Mining Holdings, Inc. (a)                             10,500       88,605
                                                                      ----------
PHARMACEUTICALS-1.41%
Takeda Pharmaceutical Co. Ltd. (a)                           1,400       90,237
                                                                      ----------
RAILROADS-0.81%
East Japan Railway Co. (a)                                        7       51,987
                                                                      ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT-3.34%
Tokyu Land Corp. (a)                                         28,000      214,313
                                                                      ----------
SEMICONDUCTOR EQUIPMENT-3.31%
Disco Corp. (a)                                               1,600       87,167
Tokyo Seimitsu Co., Ltd.                                      1,300       60,323
ULVAC, Inc. (a)                                               2,100       64,638
                                                                      ----------
                                                                         212,128
                                                                      ----------
SEMICONDUCTORS-4.40%
Elpida Memory, Inc. (a)(b)                                    3,600      143,200
Sumco Corp. (a)                                               2,400      138,951
                                                                      ----------
                                                                         282,151
                                                                      ----------
SPECIALTY CHEMICALS-0.79%
Nitto Denko Corp. (a)                                           700       50,719
                                                                      ----------
STEEL-3.21%
Chubu Steel Plate Co., Ltd.                                   2,600       29,594
Daido Steel Co., Ltd. (a)                                     9,000       67,985
Kobe Steel, Ltd. (a)                                         36,000      108,310
                                                                      ----------
                                                                         205,889
                                                                      ----------
TIRES & RUBBER-0.55%
Sumitomo Rubber Industries, Ltd.                              3,800       35,299
                                                                      ----------
TRADING COMPANIES & DISTRIBUTORS-4.47%
Mitsubishi Corp. (a)                                          9,600      196,064
                                                                      ----------

                                                            SHARES       VALUE
                                                          ---------   ----------
TRADING COMPANIES & DISTRIBUTORS-(CONTINUED)
Toyota Tsusho Corp.                                           3,700   $   90,362
                                                                      ----------
                                                                         286,426
                                                                      ----------
   Total Foreign Stocks (Japan)
      (Cost $6,836,644)                                                6,187,193
                                                                      ----------

                                                          PRINCIPAL
                                                            AMOUNT
                                                          ---------
U.S. GOVERNMENT AGENCY SECURITIES-3.12%
FEDERAL HOME LOAN BANK (FHLB)-3.12%
Unsec. Disc. Notes, 5.05%, 08/01/06(c)
   (Cost $200,000)                                         $200,000      200,000
                                                                      ----------
TOTAL INVESTMENTS-99.65%
   (Cost $7,036,644)                                                   6,387,193
OTHER ASSETS LESS LIABILITIES-0.35%                                       22,264
                                                                      ----------
NET ASSETS-100.00%                                                    $6,409,457
                                                                      ==========

Investment Abbreviations:

Disc.  -- Discounted

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $5,650,005, which represented 88.15% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM JAPAN FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM JAPAN FUND

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period March 31, 2006 (date operations commenced) to July 31, 2006 was $7,723,936 and $741,322, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $  25,194
Aggregate unrealized (depreciation) of investment securities           (674,645)
                                                                      ---------
Net unrealized appreciation (depreciation) of investment securities   $(649,451)
                                                                      =========

Investments have the same cost for tax and financial statement purposes.

                          AIM TRIMARK ENDEAVOR FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               T-END-QTR-1 7/06          A I M Advisors, Inc.

AIM TRIMARK ENDEAVOR FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)




                                                       SHARES        VALUE
-------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--69.38%

APPAREL RETAIL--4.20%

Ross Stores, Inc.                                     153,600      $  3,823,104
===============================================================================
APPAREL, ACCESSORIES & LUXURY GOODS--4.87%

Liz Claiborne, Inc.                                   125,400         4,432,890
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.63%

Investors Financial Services Corp.                     73,700         3,303,234
===============================================================================
AUTOMOTIVE RETAIL--2.36%

AutoZone, Inc.(a)                                      24,500         2,152,815
===============================================================================

BREWERS--3.62%

Molson Coors Brewing Co.-Class B                       46,204         3,301,276
===============================================================================

COMMUNICATIONS EQUIPMENT--3.69%

Plantronics, Inc.                                     216,100         3,362,516
===============================================================================

HEALTH CARE EQUIPMENT--6.01%

Cytyc Corp.(a)                                         36,700           902,820
-------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                               72,200         4,565,928
===============================================================================
                                                                      5,468,748
===============================================================================

HEALTH CARE SUPPLIES--3.33%

DENTSPLY International Inc.                            97,000         3,036,100
===============================================================================

HOME FURNISHINGS--5.47%

Tempur-Pedic International Inc.(a)                    343,400         4,979,300
===============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--3.64%

Manpower Inc.                                          55,800         3,318,984
===============================================================================

INSURANCE BROKERS--4.68%

Arthur J. Gallagher & Co.                             156,700         4,257,539
===============================================================================

LEISURE PRODUCTS--3.98%

Polaris Industries Inc.                                94,800         3,623,256
===============================================================================

MANAGED HEALTH CARE--5.19%

WellPoint Inc.(a)                                      63,400         4,723,300
===============================================================================

PHARMACEUTICALS--2.78%

Endo Pharmaceuticals Holdings Inc.(a)                  81,400         2,529,098
===============================================================================

REGIONAL BANKS--3.34%

North Fork Bancorp., Inc.                             107,350         3,041,225
===============================================================================

RESTAURANTS--4.86%

Tim Hortons, Inc.(a)                                   58,000         1,444,362
-------------------------------------------------------------------------------
Wendy's International, Inc.                            49,600      $  2,983,936
===============================================================================
                                                                      4,428,298
===============================================================================

TRUCKING--3.73%

Con-way Inc.                                           68,600         3,394,328
===============================================================================
     Total  Domestic Common Stocks
        (Cost $60,119,680)                                           63,176,011
===============================================================================
FOREIGN COMMON STOCKS & OTHER
  EQUITY INTERESTS--21.69%

AUSTRALIA--3.74%

Cochlear Ltd. (Health Care Equipment)(b)               83,700         3,401,818
===============================================================================

FRANCE--1.92%

Zodiac S.A. (Aerospace & Defense)(b)                   30,500         1,749,075
===============================================================================

IRELAND--7.98%

DCC PLC (Industrial Conglomerates)(b)                  84,700         2,034,709
-------------------------------------------------------------------------------
Kingspan Group PLC (Building Products)(b)             172,600         2,866,238
-------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)                 41,900         2,367,769
===============================================================================
                                                                      7,268,716
===============================================================================
MEXICO--5.98%

Grupo Modelo, S.A. de C.V.-Series C
   (Brewers)                                          628,100         2,750,426
-------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting &
   Cable TV)                                          145,200         2,689,104
===============================================================================
                                                                      5,439,530
===============================================================================

SWEDEN--2.07%

Hoganas A.B.-Class B (Steel)                           75,500         1,885,327
===============================================================================
     Total Foreign Common Stocks & Other Equity
        Interests (Cost $12,745,984)                                 19,744,466
===============================================================================
PREFERRED STOCKS--2.00%

APPAREL, ACCESSORIES & LUXURY GOODS--2.00%

Hugo Boss A.G.-Pfd. (Germany)(b)                       44,000         1,824,274
===============================================================================
     Total Preferred Stocks
        (Cost $1,099,660)                                             1,824,274
===============================================================================

MONEY MARKET FUNDS--7.54%

Liquid Assets Portfolio-Institutional Class(c)      3,431,191         3,431,191
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)            3,431,191         3,431,191
===============================================================================
     Total Money Market Funds
        (Cost $6,862,382)                                             6,862,382
===============================================================================

AIM TRIMARK ENDEAVOR FUND





TOTAL INVESTMENTS--100.61%
   (Cost $80,827,706)                                              $ 91,607,133
===============================================================================
OTHER ASSETS LESS LIABILITIES--(0.61)%                                 (551,369)
===============================================================================
NET ASSETS--100.00%                                                $ 91,055,764
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:


ADR   -  American Depositary Receipt
Pfd.  -  Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $11,876,114, which represented 13.04% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TRIMARK ENDEAVOR FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM TRIMARK ENDEAVOR FUND

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM TRIMARK ENDEAVOR FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.



                                                                   CHANGE IN
                                PURCHASES         PROCEEDS         UNREALIZED                                   REALIZED
                    VALUE           AT              FROM          APPRECIATION      VALUE         DIVIDEND        GAIN
FUND              10/31/05         COST             SALES        (DEPRECIATION)    07/31/06        INCOME        (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class                  $--      $11,104,324     $ (7,673,133)          $--          $3,431,191     $ 73,200          $--
-------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                   --        5,289,153       (1,857,962)           --           3,431,191       17,243           --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                   --        9,643,850       (9,643,850)           --                  --       56,315           --
=========================================================================================================================
TOTAL                  $--      $26,037,327     $(19,174,945)          $--          $6,862,382     $146,758          $--
=========================================================================================================================



NOTE 3 -- FOREIGN CURRENCY CONTRACTS


                                             OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------
                                             CONTRACT TO
  SETTLEMENT               ----------------------------------------------------                 UNREALIZED
     DATE                     DELIVER                          RECEIVE                     VALUE          APPRECIATION
----------------------------------------------------------------------------------------------------------------------
08/15/06                   EUR     3,000,000                 USD      3,848,850         $3,836,323          $12,527
----------------------------------------------------------------------------------------------------------------------

EUR -- EURO

USD -- U.S. DOLLAR

AIM TRIMARK ENDEAVOR FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $16,858,227 and $24,032,152, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $15,289,359
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (4,574,209)
===============================================================================
Net unrealized appreciation of investment securities               $10,715,150
===============================================================================
Cost of investments for tax purposes is $80,891,983.

                                                                AIM TRIMARK FUND
                        Quarterly Schedule of Portfolio Holdings o July 31, 2006



                                 [COVER IMAGE]

YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--





AIMinvestments.com             T-TRI-QTR-1 7/06         A I M Advisors, Inc.

AIM TRIMARK FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)


                                                         SHARES        VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--65.58%

AUSTRIA--1.39%

Wienerberger A.G. (Building
  Products) (a)                                            9,200     $   436,334
--------------------------------------------------------------------------------
DENMARK--0.66%

Alk-Abello A/S (Pharmaceuticals)(b)                        1,700         208,078
--------------------------------------------------------------------------------
FINLAND--1.54%

Nokian Renkaat Oyj (Tires &
  Rubber) (a)                                             35,000         484,253
--------------------------------------------------------------------------------
FRANCE--6.36%

Accor S.A. (Hotels, Resorts &
  Cruise Lines) (a)                                       19,300       1,139,583
--------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)
  (a)                                                      9,000         856,374
================================================================================
                                                                       1,995,957
================================================================================

GERMANY--1.58%

Bayerische Motoren Werke A.G
  (Automobile Manufacturers) (a)                           9,600         495,671
--------------------------------------------------------------------------------
IRELAND--7.55%

Anglo Irish Bank Corp. PLC
  (Diversified Banks) (a)                                 36,419         531,670
--------------------------------------------------------------------------------
Kerry Group PLC -Class A
  (Packaged Foods & Meats) (a)                            44,000         888,512
--------------------------------------------------------------------------------
Ryanair Holdings PLC -ADR
  (Airlines) (b)                                          16,800         949,368
================================================================================
                                                                       2,369,550
================================================================================

JAPAN--2.75%

Canon Inc. (Office Electronics)                           18,000         865,068
================================================================================

MEXICO--10.75%
Cemex S.A. de C.V. -ADR
  (Construction Materials) (b)                            56,206       1,591,754
--------------------------------------------------------------------------------
Grupo Modelo, S.A. de C.V
  -Series C (Brewers)                                    169,000         740,045
--------------------------------------------------------------------------------
Grupo Televisa S.A. -ADR
  (Broadcasting & Cable TV)                               56,300       1,042,676
================================================================================
                                                                       3,374,475
================================================================================

NETHERLANDS--5.60%

ING Groep N.V. (Other Diversified
  Financial Services) (a)                                 25,200       1,023,330
--------------------------------------------------------------------------------
Vedior N.V. (Human Resource &
  Employment Services)                                    39,068         734,551
================================================================================
                                                                       1,757,881
================================================================================

SWITZERLAND--1.95%

Schindler Holding A.G
  --Participation Ctfs
  (Industrial Machinery) (a)                               8,100         434,787
--------------------------------------------------------------------------------
Schindler Holding A.G
  (Industrial Machinery) (a)                               3,300     $   178,675
================================================================================
                                                                         613,462
================================================================================

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM--25.45%

Compass Group PLC (Restaurants) (a)                      180,900     $   863,055
--------------------------------------------------------------------------------
HBOS PLC (Diversified Banks)                              45,600         830,065
--------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing) (a)                       167,400       1,670,664
--------------------------------------------------------------------------------
Smiths Group PLC (Industrial
  Conglomerates)                                          68,300       1,150,142
--------------------------------------------------------------------------------
Tesco PLC (Food Retail) (a)                              149,341       1,003,311
--------------------------------------------------------------------------------
Willis Group Holdings Ltd.
  (Insurance Brokers)                                     28,200         917,346
--------------------------------------------------------------------------------
WPP Group PLC (Advertising)                              131,700       1,558,467
================================================================================
                                                                       7,993,050
================================================================================
     Total Foreign Common Stocks &
      Other Equity Interests
     (Cost $17,277,443)                                               20,593,779
================================================================================

DOMESTIC COMMON STOCKS--31.09%

APPAREL RETAIL--1.87%

Ross Stores, Inc.                                         23,600         587,404
--------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY
  BANKS--2.24%

State Street Corp.                                        11,700         702,702
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT--2.31%

BorgWarner, Inc.                                          12,100         726,000
--------------------------------------------------------------------------------
BROADCASTING & CABLE TV--2.39%

Clear Channel Communications,
  Inc                                                     25,900         749,805
--------------------------------------------------------------------------------
CASINOS & GAMING--1.97%

Harrah's Entertainment, Inc.                              10,300         619,133
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.95%

Cisco Systems, Inc.(b)                                    16,700         298,095
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS &
  EQUIPMENT--1.35%

American Power Conversion Corp.                           25,100         423,688
--------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING
  SERVICES--1.56%

Molex Inc.-Class A                                        18,100         489,243
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.41%

IMS Health Inc.                                           27,600         757,344
--------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS--1.76%

Costco Wholesale Corp.                                    10,500         553,980
--------------------------------------------------------------------------------
MANAGED HEALTH CARE--3.77%

WellPoint Inc.(b)                                         15,900       1,184,550
--------------------------------------------------------------------------------
SEMICONDUCTORS--2.04%

Altera Corp.(b)                                           37,100         642,201
--------------------------------------------------------------------------------

AIM TRIMARK FUND



                                                          SHARES         VALUE
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS--2.92%

Sigma-Aldrich Corp.                                        13,200    $   917,400
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE--3.55%

Oracle Corp.(b)                                            74,400      1,113,768
--------------------------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $8,882,781)                                                9,765,313
================================================================================

MONEY MARKET FUNDS--2.89%

Liquid Assets
  Portfolio-Institutional Class(c)                        453,206        453,206
================================================================================
Premier Portfolio-Institutional
  Class(c)                                                453,206        453,206
================================================================================
    Total Money Market Funds
      (Cost $906,412)                                                    906,412
================================================================================
TOTAL INVESTMENTS--99.56%
  (Cost $27,066,636)                                                  31,265,504
================================================================================
OTHER ASSETS LESS LIABILITIES--0.44%                                     137,997
================================================================================
NET ASSETS--100.00%                                                  $31,403,501
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt
Ctfs.  -- Certificates

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $10,006,219, which represented 31.86% of the Fund's Net Assets. See Note 1A.

(b) Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.




SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TRIMARK FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM TRIMARK FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM TRIMARK FUND


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                             VALUE        PURCHASES      PROCEEDS       APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND                       10/31/05        AT COST      FROM SALES     (DEPRECIATION)       07/31/06        INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class        $  --       $  3,280,888    $ (2,827,682)     $    --         $     453,206    $  18,321       $     --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional Class           --            681,761        (228,555)          --               453,206        2,041             --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class           --          2,965,498      (2,965,498)          --                    --       16,363             --
==================================================================================================================================
   TOTAL                   $  --       $  6,928,147    $ (6,021,735)     $    --         $     906,412    $  36,725       $     --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $9,899,555 and $12,591,303, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                                           $   4,613,106
----------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                              (476,749)
==================================================================================================================================
Net unrealized appreciation of investment securities                                                                 $   4,136,357
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Cost of investments for tax purposes is $27,129,147.

                        AIM TRIMARK SMALL COMPANIES FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               T-SCO-QTR-1 7/06           A I M Advisors, Inc.

AIM TRIMARK SMALL COMPANIES FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)


                                                          SHARES       VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--73.49%

ADVERTISING--2.20%

Harte-Hanks, Inc.                                         221,100    $ 5,392,629
================================================================================

AGRICULTURAL PRODUCTS--2.82%

Delta and Pine Land Co.                                   202,300      6,920,683
================================================================================

AIR FREIGHT & LOGISTICS--5.87%

Dynamex Inc.(a)                                           452,492      9,475,183
--------------------------------------------------------------------------------
Pacer International, Inc.                                 164,900      4,922,265
================================================================================
                                                                      14,397,448
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--5.84%

Columbia Sportswear Co.(a)                                223,800     11,127,336
--------------------------------------------------------------------------------
Hampshire Group, Ltd.(a)                                  193,800      3,199,638
================================================================================
                                                                      14,326,974
================================================================================

AUTOMOTIVE RETAIL--3.07%

Lithia Motors, Inc.-Class A                               267,400      7,535,332
================================================================================

BIOTECHNOLOGY--1.00%

Tercica, Inc.(a)                                          483,883      2,443,609
================================================================================

BUILDING PRODUCTS--1.87%

Trex Co., Inc.(a)                                         163,100      4,599,420
================================================================================

COMMUNICATIONS EQUIPMENT--7.79%

Plantronics, Inc.                                         481,900      7,498,364
--------------------------------------------------------------------------------
SpectraLink Corp.                                         875,894      6,980,875
--------------------------------------------------------------------------------
Tekelec(a)                                                449,500      4,625,355
================================================================================
                                                                      19,104,594
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.98%

Sabre Holdings Corp.-Class A                              471,600      9,762,120
================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.27%

FTI(a)                                                    212,100      5,567,625
================================================================================

EDUCATION SERVICES--1.35%

Educate, Inc.(a)                                          574,940      3,323,153
================================================================================

HEALTH CARE EQUIPMENT--3.09%

Kinetic Concepts, Inc.(a)                                 170,000      7,575,200
================================================================================

HEALTH CARE SUPPLIES--2.59%

Cooper Cos., Inc. (The)                                   143,724      6,352,601
================================================================================

HOME FURNISHINGS--7.08%

Tempur-Pedic International Inc.(a)                      1,197,200     17,359,400
================================================================================

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.02%

Learning Tree International, Inc.(a)                      302,700    $ 2,497,275
================================================================================

LEISURE PRODUCTS--4.07%

Polaris Industries Inc.                                   261,100      9,979,242
================================================================================

OFFICE SERVICES & SUPPLIES--0.88%

HNI Corp.                                                  53,000      2,152,330
================================================================================

PHARMACEUTICALS--4.18%

Endo Pharmaceuticals Holdings Inc.(a)                     329,700     10,243,779
================================================================================

SPECIALTY CHEMICALS--1.97%

MacDermid, Inc.                                           179,200      4,843,776
================================================================================

SYSTEMS SOFTWARE--3.93%

Embarcadero Technologies, Inc.(a)                       1,638,800      9,636,144
================================================================================

THRIFTS & MORTGAGE FINANCE--2.80%

Northwest Bancorp, Inc.                                   272,428      6,878,807
================================================================================

TRUCKING--3.82%

Con-way Inc.                                              189,600      9,381,408
================================================================================
    Total Domestic Common Stocks
      (Cost $177,049,930)                                            180,273,549
================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--16.52%

CANADA--16.52%

Chemtrade Logistics Income Fund (Commodity
  Chemicals)                                              859,100      8,161,298
--------------------------------------------------------------------------------
Cymat Technologies Ltd. (Aluminum)(a)                   2,497,500        353,134
--------------------------------------------------------------------------------
Cymat Technologies Ltd.-Wts. expiring 6/23/08
  (Aluminum) (Acquired 06/22/05; Cost $0)(b)(c)(d)        700,000              0
--------------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial &
  Professional Services)(a)                               299,100      7,310,981
--------------------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)(a)                             1,223,000      5,198,507
--------------------------------------------------------------------------------
MEGA Brands Inc. (Leisure Products)(a)                    697,000     13,341,304
--------------------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)(a)                       457,400      6,164,148
================================================================================
    Total Foreign Common Stocks & Other Equity
      Interests (Cost $36,939,682)                                    40,529,372
================================================================================

MONEY MARKET FUNDS--8.38%
Liquid Assets Portfolio-Institutional Class(e)         10,281,948    10,281,948
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)               10,281,948    10,281,948
================================================================================
    Total Money Market Funds
      (Cost $20,563,896)                                             20,563,896
================================================================================

AIM TRIMARK SMALL COMPANIES FUND

TOTAL INVESTMENTS--98.39%
  (Cost $234,553,508)                                              $ 241,366,817
================================================================================
OTHER ASSETS LESS LIABILITIES--1.61%                                   3,961,030
================================================================================
NET ASSETS--100.00%                                                $ 245,327,847
________________________________________________________________________________
================================================================================


Investment Abbreviations:

Wts. - Warrants


Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at July 31, 2006 represented 0.00% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2006 represented 0.00% of the Fund's Net Assets. See Note 1A.

(d) Non-income producing security acquired through a corporate action.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TRIMARK SMALL COMPANIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM TRIMARK SMALL COMPANIES FUND
    value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM TRIMARK SMALL COMPANIES FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the nine months ended July 31, 2006.


                                                                CHANGE IN
                                                                UNREALIZED                              REALIZED
                     VALUE       PURCHASES       PROCEEDS      APPRECIATION       VALUE      DIVIDEND    GAIN
FUND               10/31/05       AT COST       FROM SALES    (DEPRECIATION)     07/31/06     INCOME    (LOSS)
---------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class            $    --       $42,821,672    $ (32,539,724)   $        --    $ 10,281,948  $ 212,823   $    --
---------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                 --        16,608,006       (6,326,058)            --      10,281,948     52,618        --
---------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                 --        37,529,039      (37,529,039)            --             --     161,067        --
===============================================================================================================
   TOTAL         $    --       $96,958,717    $ (76,394,821)   $        --    $ 20,563,896  $ 426,508   $    --
===============================================================================================================



NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $99,879,859 and $76,876,120, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                    $22,301,738
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (15,609,084)
-----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                           $6,692,654
-----------------------------------------------------------------------------------------
Cost of investments for tax purposes is $234,674,163.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.